UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices) (Zip code)

Diane Hunt, 55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code 781/259-1144

Date of fiscal year end: 3/31

Date of reporting period: 3/31/25

Item 1. Reports to Shareholders

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris Small Cap Fund

Ordinary Shares: USBNX

This annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$132	1.33%

What affected the Fund’s performance this period?

Top contributors to performance during the period included holdings in Financials, Health Care, and Real Estate, partially offset by weaker performance from holdings within Energy, Consumer Discretionary, and Information Technology. At the individual stock level, top contributors included H&E Equipment Services, Trubridge, and Exelixis. H&E Equipment Services, purchased at a discount in the June 2024 quarter, was the single largest contributor when it became an acquisition target at a 100% premium. In Health Care, Exelixis Inc. and Trubridge Inc. posted stellar gains. Exelixis won a court battle over a patent for cancer drug Cabometyx, ensuring that generic competitors can’t come to market until January 2030. Hospital/health facility software and service company Trubridge executed its turnaround strategy; the stock was subsequently sold at a profit. Top detractors at the individual stock level included Wabash National, Winnebago Industries, and Janus International Group. Wabash National faced cyclical issues endemic of the U.S. trucking industry. Winnebago weakened as dealers remain unwilling to purchase new motorhome and marine inventory. Janus International had underwhelming earnings on weak demand in the self-storage space; the stock was sold.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2015 through March 31, 2025

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Small Cap Fund Ordinary Shares	(1.33)%	16.26%	6.06%
Russell 2000	(4.01)%	13.27%	6.30%
S&P 500	8.25%	18.59%	12.50%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting, the Fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$88,156,034
Number of Holdings	56
Advisory Fee	$727,882
Portfolio Turnover	49%

What did the Fund invest in?

(as of March 31, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	28.1
Financials	26.8
Consumer Discretionary	8.7
Materials	6.8
Information Technology	6.7
Consumer Staples	6.4
Health Care	5.7
Real Estate	5.3
Energy	4.0
Cash and Other Assets (Net)	1.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

Ingles Markets Inc.	4.2
Covenant Logistics Group, Inc.	2.7
HomeTrust Bancshares, Inc.	2.4
Northeast Bancorp	2.4
The Bank of N.T. Butterfield & Son Limited	2.4
Barrett Business Services, Inc.	2.3
International Bancshares Corporation	2.3
Netstreit Corporation	2.3
EVERTEC Inc.	2.3
Essential Properties Realty Trust, Inc.	2.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, the Fund added the S&P 500 as its Regulatory Benchmark.

The Russell and the S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polarsis Small Cap Fund

Institutional Shares: QBNAX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$97	0.97%

What affected the Fund’s performance this period?

Top contributors to performance during the period included holdings in Financials, Health Care, and Real Estate, partially offset by weaker performance from holdings within Energy, Consumer Discretionary, and Information Technology. At the individual stock level, top contributors included H&E Equipment Services, Trubridge, and Exelixis. H&E Equipment Services, purchased at a discount in the June 2024 quarter, was the single largest contributor when it became an acquisition target at a 100% premium. In Health Care, Exelixis Inc. and Trubridge Inc. posted stellar gains. Exelixis won a court battle over a patent for cancer drug Cabometyx, ensuring that generic competitors can’t come to market until January 2030. Hospital/health facility software and service company Trubridge executed its turnaround strategy; the stock was subsequently sold at a profit. Top detractors at the individual stock level included Wabash National, Winnebago Industries, and Janus International Group. Wabash National faced cyclical issues endemic of the U.S. trucking industry. Winnebago weakened as dealers remain unwilling to purchase new motorhome and marine inventory. Janus International had underwhelming earnings on weak demand in the self-storage space; the stock was sold.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2015 through March 31, 2025

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Small Cap Fund Institutional Shares	(0.94)%	16.69%	6.43%
Russell 2000	(4.01)%	13.27%	6.30%
S&P 500	8.25%	18.59%	12.50%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund over the past 10 fiscal year periods.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting, the Fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$88,156,034
Number of Holdings	56
Advisory Fee	$727,882
Portfolio Turnover	49%

What did the Fund invest in?

(as of March 31, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	28.1
Financials	26.8
Consumer Discretionary	8.7
Materials	6.8
Information Technology	6.7
Consumer Staples	6.4
Health Care	5.7
Real Estate	5.3
Energy	4.0
Cash and Other Assets (Net)	1.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

Ingles Markets Inc.	4.2
Covenant Logistics Group, Inc.	2.7
HomeTrust Bancshares, Inc.	2.4
Northeast Bancorp	2.4
The Bank of N.T. Butterfield & Son Limited	2.4
Barrett Business Services, Inc.	2.3
International Bancshares Corporation	2.3
Netstreit Corporation	2.3
EVERTEC Inc.	2.3
Essential Properties Realty Trust, Inc.	2.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, the Fund added the S&P 500 as its Regulatory Benchmark. Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of Small Cap Fund attributable to Institutional Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to Institutional Shares, other than extraordinary expenses, is not greater than 0.99 percent of Small Cap Fund’s net assets attributable to Institutional Shares. This expense reimbursement agreement only may be terminated with the approval of the Trustees.The Manager is not entitled to receive any recoupment of amounts it reimbursed the funds pursuant to these agreements.

The Russell and the S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris Small Cap Fund

R6 Shares: QBNRX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the period November 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$94	0.95%*

*	Annualized.R6 shares commenced on November 1, 2024. Expenses for the full reporting period would be higher.

What affected the Fund’s performance this period?

Top contributors to performance during the period included holdings in Financials, Health Care, and Real Estate, partially offset by weaker performance from holdings within Energy, Consumer Discretionary, and Information Technology. At the individual stock level, top contributors included H&E Equipment Services, Trubridge, and Exelixis. H&E Equipment Services, purchased at a discount in the June 2024 quarter, was the single largest contributor when it became an acquisition target at a 100% premium. In Health Care, Exelixis Inc. and Trubridge Inc. posted stellar gains. Exelixis won a court battle over a patent for cancer drug Cabometyx, ensuring that generic competitors can’t come to market until January 2030. Hospital/health facility software and service company Trubridge executed its turnaround strategy; the stock was subsequently sold at a profit. Top detractors at the individual stock level included Wabash National, Winnebago Industries, and Janus International Group. Wabash National faced cyclical issues endemic of the U.S. trucking industry. Winnebago weakened as dealers remain unwilling to purchase new motorhome and marine inventory. Janus International had underwhelming earnings on weak demand in the self-storage space; the stock was sold.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | November 1, 2024 (Commencement of Operations) through March 31, 2025

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

Since Inception
Pear Tree Polaris Small Cap Fund R6 Shares	(2.80)%
Russell 2000	(8.41)%
S&P 500	(1.48)%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting, the Fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$88,156,034
Number of Holdings	56
Advisory Fee	$727,882
Portfolio Turnover	49%

What did the Fund invest in?

(as of March 31, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Industrials	28.1
Financials	26.8
Consumer Discretionary	8.7
Materials	6.8
Information Technology	6.7
Consumer Staples	6.4
Health Care	5.7
Real Estate	5.3
Energy	4.0
Cash and Other Assets (Net)	1.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

Ingles Markets Inc.	4.2
Covenant Logistics Group, Inc.	2.7
HomeTrust Bancshares, Inc.	2.4
Northeast Bancorp	2.4
The Bank of N.T. Butterfield & Son Limited	2.4
Barrett Business Services, Inc.	2.3
International Bancshares Corporation	2.3
Netstreit Corporation	2.3
EVERTEC Inc.	2.3
Essential Properties Realty Trust, Inc.	2.3

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, the Fund added the S&P 500 as its Regulatory Benchmark. Effective November 1, 2024, the Fund began offering the sale of R6 Shares. Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of Small Cap Fund attributable to R6 Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.96 percent of Small Cap Funds’ net assets attributable to R6 Shares. This expense reimbursement agreement only may be terminated with the approval of the Trustees.The Manager is not entitled to receive any recoupment of amounts it reimbursed the funds pursuant to these agreements.

The Russell and the S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Quality Fund

Ordinary Shares: USBOX

This annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$114	1.11%

What affected the Fund’s performance this period?

Within the Consumer Staples sector, two of the largest detractors, Constellation Brands (31.22%) and Diageo (27.12%), really impacted performance. These two companies accounted for over 85 basis points of underperformance.

Information Technology, which is one of the most heavily weighted sectors, makes up approximately one third of the overall portfolio. The Fund does not own NVIDIA Corp., which is a large weight in the benchmark and made headlines throughout 2024 for outstanding performance. Not owning this outperformer cost the fund relative performance versus the benchmark. Lam Research Corp. was also a larger detractor from performance since the stock was down (24.37%) over this period.

There were a few sectors that outperformed over this period, Industrials, Health Care, Materials, Energy and Consumer Discretionary.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2015 through March 31, 2025

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Quality Fund Ordinary Shares	5.88%	18.03%	13.37%
S&P 500	8.25%	18.59%	12.50%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)).  Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$317,525,593
Number of Holdings	42
Advisory Fee	$1,987,606
Portfolio Turnover	30%

What did the Fund invest in?

(as of March 31, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	36.5
Health Care	26.5
Consumer Staples	9.8
Consumer Discretionary	9.7
Communication Services	7.3
Industrials	5.1
Financials	4.4
CASH + other assets (net)	0.7

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	5.8
Apple, Inc.	5.3
UnitedHealth Group, Inc.	3.8
Johnson & Johnson	3.7
Meta Platforms, Inc.	3.7
Alphabet, Inc. Class A	3.6
Visa, Inc.	3.5
Abbott Laboratories	3.5
Oracle Corporation	3.3
Texas Instruments, Inc.	3.1

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Quality Fund

Institutional Shares: QGIAX

This annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund's prospectus, financial information on Form N-CSR (which includes any required tax information;for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.74%

What affected the Fund’s performance this period?

Within the Consumer Staples sector, two of the largest detractors, Constellation Brands (31.22%) and Diageo (27.12%), really impacted performance. These two companies accounted for over 85 basis points of underperformance.

Information Technology, which is one of the most heavily weighted sectors, makes up approximately one third of the overall portfolio. The Fund does not own NVIDIA Corp., which is a large weight in the benchmark and made headlines throughout 2024 for outstanding performance. Not owning this outperformer cost the fund relative performance versus the benchmark. Lam Research Corp. was also a larger detractor from performance since the stock was down (24.37%) over this period.

There were a few sectors that outperformed over this period, Industrials, Health Care, Materials, Energy and Consumer Discretionary.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2015 through March 31, 2025

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Quality Fund Institutional Shares	6.30%	18.49%	13.77%
S&P 500	8.25%	18.59%	12.50%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund over the past 10 fiscal year periods.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)).  Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$317,525,593
Number of Holdings	42
Advisory Fee	$1,987,606
Portfolio Turnover	30%

What did the Fund invest in?

(as of March 31, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	36.5
Health Care	26.5
Consumer Staples	9.8
Consumer Discretionary	9.7
Communication Services	7.3
Industrials	5.1
Financials	4.4
CASH + other assets (net)	0.7

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	5.8
Apple, Inc.	5.3
UnitedHealth Group, Inc.	3.8
Johnson & Johnson	3.7
Meta Platforms, Inc.	3.7
Alphabet, Inc. Class A	3.6
Visa, Inc.	3.5
Abbott Laboratories	3.5
Oracle Corporation	3.3
Texas Instruments, Inc.	3.1

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Institutional Share Class.

The S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Quality Fund

R6 Shares: QGIRX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the period November 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$64	0.64%*

*	Annualized R6 Shares commenced on November 1, 2024. Expenses for the full reporting period would be higher.

What affected the Fund’s performance this period?

Within the Consumer Staples sector, two of the largest detractors, Constellation Brands (31.22%) and Diageo (27.12%), really impacted performance. These two companies accounted for over 85 basis points of underperformance.

Information Technology, which is one of the most heavily weighted sectors, makes up approximately one third of the overall portfolio. The Fund does not own NVIDIA Corp., which is a large weight in the benchmark and made headlines throughout 2024 for outstanding performance. Not owning this outperformer cost the fund relative performance versus the benchmark. Lam Research Corp. was also a larger detractor from performance since the stock was down (24.37%) over this period.

There were a few sectors that outperformed over this period, Industrials, Health Care, Materials, Energy and Consumer Discretionary.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | November 1, 2024 (Commencement of Operations) through March 31, 2025

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

Since Inception
Pear Tree Quality Fund R6 Shares	(0.70)%
S&P 500	(1.48)%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$317,525,593
Number of Holdings	42
Advisory Fee	$1,987,606
Portfolio Turnover	30%

What did the Fund invest in?

(as of March 31, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	36.5
Health Care	26.5
Consumer Staples	9.8
Consumer Discretionary	9.7
Communication Services	7.3
Industrials	5.1
Financials	4.4
CASH + other assets (net)	0.7

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	5.8
Apple, Inc.	5.3
UnitedHealth Group, Inc.	3.8
Johnson & Johnson	3.7
Meta Platforms, Inc.	3.7
Alphabet, Inc. Class A	3.6
Visa, Inc.	3.5
Abbott Laboratories	3.5
Oracle Corporation	3.3
Texas Instruments, Inc.	3.1

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective November 1, 2024, the Fund began offering the sale of R6 Shares. Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of Quality Fund attributable to R6 Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.64 percent of Quality Fund’s net assets attributable to R6 Shares. This expense reimbursement agreement only may be terminated with the approval of the Trustees.The Manager is not entitled to receive any recoupment of amounts it reimbursed the funds pursuant to these agreements.

The S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Essex Environmental Opportunities Fund

Ordinary Shares: EEOFX

This annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$121	1.24%

What affected the Fund’s performance this period?

The Fund’s underperformance versus the broad market is due to its focus on clean technology and related companies helping with resource optimization. Over the past year, clean energy severely underperformed the broader market. We believe this underperformance is due to fears of waning support for environmental policies along with tariff-related concerns.

The Fund benefitted by concentrating on growth companies that offer commercially viable products and services that generate strong or improving returns on capital and are supported by strong balance sheets. Thematically, the Fund is most heavily invested in power technology, given the growing use of power globally coupled with the increasing need to improve the reliability and resiliency of the electrical grid. The biggest area of detraction from performance was from the renewable energy and electric vehicle industries, in which the Fund has limited exposure.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | September 1, 2017 (Commencement of Operations) through March 31, 2025*

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS*

	One Year	Five Year	Since Inception
Pear Tree Essex Environmental Opportunities Fund Ordinary Shares	(5.35)%	9.28%	3.55%
MSCI World	7.50%	16.68%	10.76%

*	Performance for periods prior to September 1, 2021 represents the performance of Essex EnvironmentalOpportunites Fund, the predecessor fund of the Fund.

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$35,885,578
Number of Holdings	31
Advisory Fee	$331,130
Portfolio Turnover	60%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	69.8
Japan	11.9
Germany	8.0
Ireland	4.1
Switzerland	2.1
China	0.7

TOP TEN HOLDINGS

(% of Fund’s net assets)

NextEra Energy, Inc.	7.1%
Badger Meter, Inc.	5.8%
Valmont Industries, Inc.	5.0%
GE Vernova Inc.	4.8%
Infineon Technologies AG	4.8%
Kingspan Group plc	4.1%
MP Materials Corporation	3.9%
Toray Industries, Inc.	3.8%
Keyence Corporation	3.8%
Trimble Navigation Limited	3.6%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Fund.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Essex Environmental Opportunities Fund

Institutional Shares: GEOSX

This annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.99%

What affected the Fund’s performance this period?

The Fund’s underperformance versus the broad market is due to its focus on clean technology and related companies helping with resource optimization. Over the past year, clean energy severely underperformed the broader market. We believe this underperformance is due to fears of waning support for environmental policies along with tariff-related concerns.

The Fund benefitted by concentrating on growth companies that offer commercially viable products and services that generate strong or improving returns on capital and are supported by strong balance sheets. Thematically, the Fund is most heavily invested in power technology, given the growing use of power globally coupled with the increasing need to improve the reliability and resiliency of the electrical grid. The biggest area of detraction from performance was from the renewable energy and electric vehicle industries, in which the Fund has limited exposure.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | September 1, 2017 (Commencement of Operations) through March 31, 2025*

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS*

	One Year	Five Year	Since Inception
Pear Tree Essex Environmental Opportunities Fund Institutional Shares	(5.02)%	9.58%	3.82%
MSCI World	7.50%	16.68%	10.76%

*	Performance for periods prior to September 1, 2021 represents the performance of Essex EnvironmentalOpportunites Fund, the predecessor fund of the Fund.

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund since inception. The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$35,885,578
Number of Holdings	31
Advisory Fee	$331,130
Portfolio Turnover	60%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	69.8
Japan	11.9
Germany	8.0
Ireland	4.1
Switzerland	2.1
China	0.7

TOP TEN HOLDINGS

(% of Fund’s net assets)

NextEra Energy, Inc.	7.1%
Badger Meter, Inc.	5.8%
Valmont Industries, Inc.	5.0%
GE Vernova Inc.	4.8%
Infineon Technologies AG	4.8%
Kingspan Group plc	4.1%
MP Materials Corporation	3.9%
Toray Industries, Inc.	3.8%
Keyence Corporation	3.8%
Trimble Navigation Limited	3.6%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Fund.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Essex Environmental Opportunities Fund

R6 Shares: GEORX

This annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$92	0.94%

What affected the Fund’s performance this period?

The Fund’s underperformance versus the broad market is due to its focus on clean technology and related companies helping with resource optimization. Over the past year, clean energy severely underperformed the broader market We believe this underperformance is due to fears of waning support for environmental policies along with tariff-related concerns.

The Fund benefitted by concentrating on growth companies that offer commercially viable products and services that generate strong or improving returns on capital and are supported by strong balance sheets. Thematically, the Fund is most heavily invested in power technology, given the growing use of power globally coupled with the increasing need to improve the reliability and resiliency of the electrical grid. The biggest area of detraction from performance was from the renewable energy and electric vehicle industries, in which the Fund has limited exposure.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | September 1, 2021 (Commencement of Operations) through March 31, 2025

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Since Inception
Pear Tree Essex Environmental Opportunities Fund R6 Shares	(5.07)%	(11.71)%
MSCI World	7.50%	6.11%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$35,885,578
Number of Holdings	31
Advisory Fee	$331,130
Portfolio Turnover	60%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	69.8
Japan	11.9
Germany	8.0
Ireland	4.1
Switzerland	2.1
China	0.7

TOP TEN HOLDINGS

(% of Fund’s net assets)

NextEra Energy, Inc.	7.1%
Badger Meter, Inc.	5.8%
Valmont Industries, Inc.	5.0%
GE Vernova Inc.	4.8%
Infineon Technologies AG	4.8%
Kingspan Group plc	4.1%
MP Materials Corporation	3.9%
Toray Industries, Inc.	3.8%
Keyence Corporation	3.8%
Trimble Navigation Limited	3.6%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Fund.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris Foreign Value Fund

Ordinary Shares: QFVOX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$142	1.41%

What affected the Fund’s performance this period?

Top detractors from performance during the period included holdings in Information Technology and Materials, partially offset by strong performance in Financials, Health Care, Consumer Staples and Communication Services. Out-of-benchmark holdings in South Korea and Canada detracted. Contributors at the country level were diversified, led by double-digit gains in Germany, Norway, Singapore, Ireland and a half dozen more locales. At the stock level, detractors included Samsung Electronics, Open Text, Lundin Mining, and Methanex. Samsung Electronics declined on a number of headwinds, ranging from threats on U.S. chip trade to an AI slowdown, lower commodity chip prices and a delay in high-bandwidth memory qualification at Nvidia. OpenText Corp., released underwhelming quarterly numbers and cut full-year revenue guidance. Lundin Mining declined due to volatile copper prices while Methanex struggled with the commissioning of its new Geismar 3 plant. Four of the top 10 contributors hailed from the Financial sector, led by Norwegian institutions, DNB Bank and Sparebank 1 Sor Norge. DNB’s stock price rose nearly 40% after announcing solid quarterly earnings, healthy profit margins and strong capital returns to shareholders. Sparebank 1 Sor Norge continued its stellar run, raising return-on-equity targets. In Consumer Discretionary, Sony Group Corp. capitalized on solid gaming and music revenues.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2015 through March 31, 2025

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Fund Ordinary Shares	1.27%	11.59%	3.79%
MSCI EAFE	5.41%	12.31%	5.91%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,226,691,644
Number of Holdings	62
Advisory Fee	$25,049,812
Portfolio Turnover	18%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	13.3
France	12.3
Germany	9.8
South Korea	9.1
United Kingdom	8.9
Canada	8.0
Norway	6.9
Ireland	4.9
Switzerland	4.1
Sweden	3.9
Netherlands	2.4
Singapore	2.3
Italy	2.3
China	2.1
Puerto Rico	2.1
Taiwan	1.5
Belgium	1.1
Chile	0.7
Thailand	0.6
Colombia	0.5
Russia	0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

DNB Bank ASA	2.4
Koninklijke Ahold Delhaize N.V.	2.4
United Overseas Bank Limited	2.3
Muenchener Rueckversicherungs-Gesellschaft	2.3
Next plc	2.3
Deutsche Telekom AG	2.3
Hannover Rueck SE	2.2
Takeda Pharmaceutical Company Limited	2.2
Vinci SA	2.2
Vipshop Holdings Limited	2.1

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Fund.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris Foreign Value Fund

Institutional Shares: QFVIX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	1.04%

What affected the Fund’s performance this period?

Top detractors from performance during the period included holdings in Information Technology and Materials, partially offset by strong performance in Financials, Health Care, Consumer Staples and Communication Services. Out-of-benchmark holdings in South Korea and Canada detracted. Contributors at the country level were diversified, led by double-digit gains in Germany, Norway, Singapore, Ireland and a half dozen more locales. At the stock level, detractors included Samsung Electronics, Open Text, Lundin Mining, and Methanex. Samsung Electronics declined on a number of headwinds, ranging from threats on U.S. chip trade to an AI slowdown, lower commodity chip prices and a delay in high-bandwidth memory qualification at Nvidia. OpenText Corp., released underwhelming quarterly numbers and cut full-year revenue guidance. Lundin Mining declined due to volatile copper prices while Methanex struggled with the commissioning of its new Geismar 3 plant. Four of the top 10 contributors hailed from the Financial sector, led by Norwegian institutions, DNB Bank and Sparebank 1 Sor Norge. DNB’s stock price rose nearly 40% after announcing solid quarterly earnings, healthy profit margins and strong capital returns to shareholders. Sparebank 1 Sor Norge continued its stellar run, raising return-on-equity targets. In Consumer Discretionary, Sony Group Corp. capitalized on solid gaming and music revenues.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2015 through March 31, 2025

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Fund Institutional Shares	1.64%	12.01%	4.15%
MSCI EAFE	5.41%	12.31%	5.91%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund over the past 10 fiscal year periods.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,226,691,644
Number of Holdings	62
Advisory Fee	$25,049,812
Portfolio Turnover	18%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	13.3
France	12.3
Germany	9.8
South Korea	9.1
United Kingdom	8.9
Canada	8.0
Norway	6.9
Ireland	4.9
Switzerland	4.1
Sweden	3.9
Netherlands	2.4
Singapore	2.3
Italy	2.3
China	2.1
Puerto Rico	2.1
Taiwan	1.5
Belgium	1.1
Chile	0.7
Thailand	0.6
Colombia	0.5
Russia	0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

DNB Bank ASA	2.4
Koninklijke Ahold Delhaize N.V.	2.4
United Overseas Bank Limited	2.3
Muenchener Rueckversicherungs-Gesellschaft	2.3
Next plc	2.3
Deutsche Telekom AG	2.3
Hannover Rueck SE	2.2
Takeda Pharmaceutical Company Limited	2.2
Vinci SA	2.2
Vipshop Holdings Limited	2.1

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Fund.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris Foreign Value Fund

R6 Shares: QFVRX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$95	0.94%

What affected the Fund’s performance this period?

Top detractors from performance during the period included holdings in Information Technology and Materials, partially offset by strong performance in Financials, Health Care, Consumer Staples and Communication Services. Out-of-benchmark holdings in South Korea and Canada detracted. Contributors at the country level were diversified, led by double-digit gains in Germany, Norway, Singapore, Ireland and a half dozen more locales. At the stock level, detractors included Samsung Electronics, Open Text, Lundin Mining, and Methanex. Samsung Electronics declined on a number of headwinds, ranging from threats on U.S. chip trade to an AI slowdown, lower commodity chip prices and a delay in high-bandwidth memory qualification at Nvidia. OpenText Corp., released underwhelming quarterly numbers and cut full-year revenue guidance. Lundin Mining declined due to volatile copper prices while Methanex struggled with the commissioning of its new Geismar 3 plant. Four of the top 10 contributors hailed from the Financial sector, led by Norwegian institutions, DNB Bank and Sparebank 1 Sor Norge. DNB’s stock price rose nearly 40% after announcing solid quarterly earnings, healthy profit margins and strong capital returns to shareholders. Sparebank 1 Sor Norge continued its stellar run, raising return-on-equity targets. In Consumer Discretionary, Sony Group Corp. capitalized on solid gaming and music revenues.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | February 6, 2017 (Commencement of Operations) through March 31, 2025

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris Foreign Value Fund R6 Shares	1.74%	12.11%	4.90%
MSCI EAFE	5.41%	12.31%	7.43%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$2,226,691,644
Number of Holdings	62
Advisory Fee	$25,049,812
Portfolio Turnover	18%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	13.3
France	12.3
Germany	9.8
South Korea	9.1
United Kingdom	8.9
Canada	8.0
Norway	6.9
Ireland	4.9
Switzerland	4.1
Sweden	3.9
Netherlands	2.4
Singapore	2.3
Italy	2.3
China	2.1
Puerto Rico	2.1
Taiwan	1.5
Belgium	1.1
Chile	0.7
Thailand	0.6
Colombia	0.5
Russia	0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

DNB Bank ASA	2.4
Koninklijke Ahold Delhaize N.V.	2.4
United Overseas Bank Limited	2.3
Muenchener Rueckversicherungs-Gesellschaft	2.3
Next plc	2.3
Deutsche Telekom AG	2.3
Hannover Rueck SE	2.2
Takeda Pharmaceutical Company Limited	2.2
Vinci SA	2.2
Vipshop Holdings Limited	2.1

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Fund.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris Foreign Value Small Cap Fund

Ordinary Shares: QUSOX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$143	1.42%

What affected the Fund’s performance this period?

Top detractors from performance during the period included holdings in Information Technology, Consumer Staples, and Industrials, which was partially offset by holdings in Financials, Consumer Discretionary and Health Care. Holdings in China, Norway and UK added to gains, while France and South Korea detracted. At the individual stock level, top detractors included NextAge Co., Barry Callebaut, and Samsung Eletronics. Nextage declined after putting out a profit warning, following a slide in the past few quarters. Barry Callebaut declined after encountering higher cocoa bean prices early in the year. Samsung Electronics faced headwinds related to declining dynamic random-access memory (DRAM) prices, inventory buildup and increased Chinese competition. Top individual stock contributors included Alibaba, Norwegian banks Sparebank Nord-Norge and Sparebanken Vest, United Overseas Bank, and Cranswick PLC. Alibaba Group Holding was the top overall portfolio contributor, capitalizing on China’s aggressive stimulus measures and later on news of its cloud AI model and e-commerce success. Sparebank Nord-Norge and Sparebanken Vest capitalized on a strong Norwegian economy, less restrictive mortgage lending and a tangential bump on strong return-on-equity targets from peer banks. Singapore-based United Overseas Bank announced impressive earnings over multiple quarters. Cranswick PLC reported strong half-year results, with a nearly 12% jump in sales on higher volumes.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2015 through March 31, 2025

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Small Cap Fund Ordinary Shares	0.72%	12.49%	4.52%
MSCI ACWI ex USA Small Cap	2.38%	12.35%	5.76%
MSCI ACWI ex USA	6.65%	11.46%	5.49%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting, the Fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$776,281,021
Number of Holdings	59
Advisory Fee	$8,636,549
Portfolio Turnover	13%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	13.1
Japan	12.9
France	11.5
Norway	6.8
Canada	5.6
Thailand	5.6
South Korea	4.3
Germany	4.0
Sweden	3.7
Taiwan	3.6
Netherlands	3.4
Colombia	3.1
Brazil	3.0
Belgium	2.9
Italy	2.1
Ireland	2.1
Denmark	1.9
Portugal	1.9
Hong Kong	1.7
China	1.7
Singapore	1.1
Spain	0.6
Indonesia	0.4

TOP TEN HOLDINGS

(% of Fund’s net assets)

EQB Inc.	3.3
Tecnoglass, Inc.	3.1
Computacenter plc	3.0
Equatorial Energia S.A.	2.9
D'Ieteren S.A.	2.9
Thanachart Capital PCL	2.9
Sixt SE	2.7
TISCO Financial Group	2.7
Sanyang Motor Co., Ltd.	2.5
QinetiQ	2.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, the Fund added the MSCI ACWI ex USA as its Regulatory Benchmark.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris Foreign Value Small Cap Fund

Institutional Shares: QUSIX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$106	1.05%

What affected the Fund’s performance this period?

Top detractors from performance during the period included holdings in Information Technology, Consumer Staples, and Industrials, which was partially offset by holdings in Financials, Consumer Discretionary and Health Care. Holdings in China, Norway and UK added to gains, while France and South Korea detracted. At the individual stock level, top detractors included NextAge Co., Barry Callebaut, and Samsung Eletronics. Nextage declined after putting out a profit warning, following a slide in the past few quarters. Barry Callebaut declined after encountering higher cocoa bean prices early in the year. Samsung Electronics faced headwinds related to declining dynamic random-access memory (DRAM) prices, inventory buildup and increased Chinese competition. Top individual stock contributors included Alibaba, Norwegian banks Sparebank Nord-Norge and Sparebanken Vest, United Overseas Bank, and Cranswick PLC. Alibaba Group Holding was the top overall portfolio contributor, capitalizing on China’s aggressive stimulus measures and later on news of its cloud AI model and e-commerce success. Sparebank Nord-Norge and Sparebanken Vest capitalized on a strong Norwegian economy, less restrictive mortgage lending and a tangential bump on strong return-on-equity targets from peer banks. Singapore-based United Overseas Bank announced impressive earnings over multiple quarters. Cranswick PLC reported strong half-year results, with a nearly 12% jump in sales on higher volumes.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | March 31, 2015 through March 31, 2025

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Ten Year
Pear Tree Polaris Foreign Value Small Cap Fund Institutional Shares	1.18%	12.92%	4.90%
MSCI ACWI ex USA Small Cap	2.38%	12.35%	5.76%
MSCI ACWI ex USA	6.65%	11.46%	5.49%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund over the past 10 fiscal year periods.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting, the Fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$776,281,021
Number of Holdings	59
Advisory Fee	$8,636,549
Portfolio Turnover	13%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	13.1
Japan	12.9
France	11.5
Norway	6.8
Canada	5.6
Thailand	5.6
South Korea	4.3
Germany	4.0
Sweden	3.7
Taiwan	3.6
Netherlands	3.4
Colombia	3.1
Brazil	3.0
Belgium	2.9
Italy	2.1
Ireland	2.1
Denmark	1.9
Portugal	1.9
Hong Kong	1.7
China	1.7
Singapore	1.1
Spain	0.6
Indonesia	0.4

TOP TEN HOLDINGS

(% of Fund’s net assets)

EQB Inc.	3.3
Tecnoglass, Inc.	3.1
Computacenter plc	3.0
Equatorial Energia S.A.	2.9
D'Ieteren S.A.	2.9
Thanachart Capital PCL	2.9
Sixt SE	2.7
TISCO Financial Group	2.7
Sanyang Motor Co., Ltd.	2.5
QinetiQ	2.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, the Fund added the MSCI ACWI ex USA as its Regulatory Benchmark.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris Foreign Value Small Cap Fund

R6 Shares: QUSRX

This annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$103	1.02%

What affected the Fund’s performance this period?

Top detractors from performance during the period included holdings in Information Technology, Consumer Staples, and Industrials, which was partially offset by holdings in Financials, Consumer Discretionary and Health Care. Holdings in China, Norway and UK added to gains, while France and South Korea detracted. At the individual stock level, top detractors included NextAge Co., Barry Callebaut, and Samsung Eletronics. Nextage declined after putting out a profit warning, following a slide in the past few quarters. Barry Callebaut declined after encountering higher cocoa bean prices early in the year. Samsung Electronics faced headwinds related to declining dynamic random-access memory (DRAM) prices, inventory buildup and increased Chinese competition. Top individual stock contributors included Alibaba, Norwegian banks Sparebank Nord-Norge and Sparebanken Vest, United Overseas Bank, and Cranswick PLC. Alibaba Group Holding was the top overall portfolio contributor, capitalizing on China’s aggressive stimulus measures and later on news of its cloud AI model and e-commerce success. Sparebank Nord-Norge and Sparebanken Vest capitalized on a strong Norwegian economy, less restrictive mortgage lending and a tangential bump on strong return-on-equity targets from peer banks. Singapore-based United Overseas Bank announced impressive earnings over multiple quarters. Cranswick PLC reported strong half-year results, with a nearly 12% jump in sales on higher volumes.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | February 6, 2017 (Commencement of Operations) through March 31, 2025

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris Foreign Value Small Cap Fund R6 Shares	1.27%	12.96%	5.96%
MSCI ACWI ex USA Small Cap	2.38%	12.35%	6.10%
MSCI ACWI ex USA	6.65%	11.46%	6.81%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting, the Fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$776,281,021
Number of Holdings	59
Advisory Fee	$8,636,549
Portfolio Turnover	13%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United Kingdom	13.1
Japan	12.9
France	11.5
Norway	6.8
Canada	5.6
Thailand	5.6
South Korea	4.3
Germany	4.0
Sweden	3.7
Taiwan	3.6
Netherlands	3.4
Colombia	3.1
Brazil	3.0
Belgium	2.9
Italy	2.1
Ireland	2.1
Denmark	1.9
Portugal	1.9
Hong Kong	1.7
China	1.7
Singapore	1.1
Spain	0.6
Indonesia	0.4

TOP TEN HOLDINGS

(% of Fund’s net assets)

EQB Inc.	3.3
Tecnoglass, Inc.	3.1
Computacenter plc	3.0
Equatorial Energia S.A.	2.9
D'Ieteren S.A.	2.9
Thanachart Capital PCL	2.9
Sixt SE	2.7
TISCO Financial Group	2.7
Sanyang Motor Co., Ltd.	2.5
QinetiQ	2.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, the Fund added the MSCI ACWI ex USA as its Regulatory Benchmark.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris International Opportunities Fund

Ordinary Shares: QISOX

This annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$141	1.41%

What affected the Fund’s performance this period?

Top detractors from performance during the period included holdings in Materials and both consumer sectors. The Fund had double-digit gains in Financials, Energy and Communication Services, along with notable outperformance in Information Technology and Health Care. At the country level, the portfolio outperformed in Norway, Hong Kong, Taiwan, Germany, Thailand and more; holdings in the Netherlands, Ireland and South Korea declined. At the individual stock level, top detractors included Vistry Group, Glanbia, and Hexpol AB. U.K. homebuilder Vistry Group PLC issued its third profit warning in recent quarters; we subsequently sold the stock. Irish nutritional company Glanbia PLC faced competition from Costco private labels and lost traction in its SlimFast business on the advent of GLP-1 drugs. Swedish polymer producer, Hexpol, reported underwhelming results, with the market worrying about weakened demand. Top contributors at the individual stock level included Tecnoglass, Technip Energies, and Loomis AB. Tecnoglass was up nearly 40% after reporting strong earnings backed by organic growth, geographic expansion and margin improvement. Technip Energies capitalized on the renewable/sustainable energy transition in Europe, building out LNG terminals and blue ammonia projects. Loomis AB had impressive results, benefitting from its legacy and Loomis Pay businesses.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | January 30, 2019 (Commencement of Operations) through March 31, 2025

(Initial Investment of $10,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris International Opportunities Fund Ordinary Shares	(0.20)%	11.62%	5.45%
MSCI ACWI ex USA	6.65%	11.46%	6.78%

The preceding line graph shows the value of a hypothetical $10,000 investment in the Fund since inception.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$63,297,671
Number of Holdings	61
Advisory Fee	$571,361
Portfolio Turnover	31%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

China	10.4
France	10.0
Canada	8.4
Taiwan	8.2
Japan	7.3
United Kingdom	6.9
Switzerland	6.6
Italy	4.6
Germany	3.5
Brazil	3.1
Belgium	2.9
Thailand	2.7
Norway	2.6
South Africa	2.6
Singapore	2.4
Indonesia	2.2
Australia	2.1
Malaysia	1.8
Mexico	1.7
Hong Kong	1.3
India	1.2
Peru	1.1
South Korea	1.0
United States	0.9
Portugal	0.8
Finland	0.8
Sweden	0.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	4.1
Cranswick plc	3.9
Neurones S.A.	3.6
ALSO Holding AG	3.4
Alibaba Group Holding Ltd.	3.3
Equatorial Energia S.A.	3.1
D'Ieteren S.A.	2.9
EQB Inc.	2.8
Sparebanken Vest	2.6
Chailease Holding Co., Ltd.	2.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

During the reporting period, there were no changes to the Ordinary Share Class.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris International Opportunities Fund

Institutional Shares: QISIX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.87%

What affected the Fund’s performance this period?

Top detractors from performance during the period included holdings in Materials and both consumer sectors. The Fund had double-digit gains in Financials, Energy and Communication Services, along with notable outperformance in Information Technology and Health Care. At the country level, the portfolio outperformed in Norway, Hong Kong, Taiwan, Germany, Thailand and more; holdings in the Netherlands, Ireland and South Korea declined. At the individual stock level, top detractors included Vistry Group, Glanbia, and Hexpol AB. U.K. homebuilder Vistry Group PLC issued its third profit warning in recent quarters; we subsequently sold the stock. Irish nutritional company Glanbia PLC faced competition from Costco private labels and lost traction in its SlimFast business on the advent of GLP-1 drugs. Swedish polymer producer, Hexpol, reported underwhelming results, with the market worrying about weakened demand. Top contributors at the individual stock level included Tecnoglass, Technip Energies, and Loomis AB. Tecnoglass was up nearly 40% after reporting strong earnings backed by organic growth, geographic expansion and margin improvement. Technip Energies capitalized on the renewable/sustainable energy transition in Europe, building out LNG terminals and blue ammonia projects. Loomis AB had impressive results, benefitting from its legacy and Loomis Pay businesses.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | January 30, 2019 (Commencement of Operations) through March 31, 2025

(Initial Investment of $1,000,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris International Opportunities Fund Institutional Shares	0.43%	12.13%	5.93%
MSCI ACWI ex USA	6.65%	11.46%	6.78%

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the Fund since inception.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$63,297,671
Number of Holdings	61
Advisory Fee	$571,361
Portfolio Turnover	31%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

China	10.4
France	10.0
Canada	8.4
Taiwan	8.2
Japan	7.3
United Kingdom	6.9
Switzerland	6.6
Italy	4.6
Germany	3.5
Brazil	3.1
Belgium	2.9
Thailand	2.7
Norway	2.6
South Africa	2.6
Singapore	2.4
Indonesia	2.2
Australia	2.1
Malaysia	1.8
Mexico	1.7
Hong Kong	1.3
India	1.2
Peru	1.1
South Korea	1.0
United States	0.9
Portugal	0.8
Finland	0.8
Sweden	0.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	4.1
Cranswick plc	3.9
Neurones S.A.	3.6
ALSO Holding AG	3.4
Alibaba Group Holding Ltd.	3.3
Equatorial Energia S.A.	3.1
D'Ieteren S.A.	2.9
EQB Inc.	2.8
Sparebanken Vest	2.6
Chailease Holding Co., Ltd.	2.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of International Opportunities Fund attributable to Institutional Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to Institutional Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to Institutional Shares. This expense reimbursement agreement only may be terminated with the approval of the Trustees.The Manager is not entitled to receive any recoupment of amounts it reimbursed the funds pursuant to these agreements.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Visit www.peartreefunds.com/pricesandperformance/ for more recent performance information.

The fund's past performance is not a good predictor of the Fund's future performance.

annual SHAREHOLDER REPORT | AS OF March 31, 2025

Pear Tree Polaris International Opportunities Fund

R6 Shares: QISRX

This report describes changes to the Fund that occurred during the reporting period.

This annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the period April 1, 2024 to March 31, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last year?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$97	0.97%

What affected the Fund’s performance this period?

Top detractors from performance during the period included holdings in Materials and both consumer sectors. The Fund had double-digit gains in Financials, Energy and Communication Services, along with notable outperformance in Information Technology and Health Care. At the country level, the portfolio outperformed in Norway, Hong Kong, Taiwan, Germany, Thailand and more; holdings in the Netherlands, Ireland and South Korea declined. At the individual stock level, top detractors included Vistry Group, Glanbia, and Hexpol AB. U.K. homebuilder Vistry Group PLC issued its third profit warning in recent quarters; we subsequently sold the stock. Irish nutritional company Glanbia PLC faced competition from Costco private labels and lost traction in its SlimFast business on the advent of GLP-1 drugs. Swedish polymer producer, Hexpol, reported underwhelming results, with the market worrying about weakened demand. Top contributors at the individual stock level included Tecnoglass, Technip Energies, and Loomis AB. Tecnoglass was up nearly 40% after reporting strong earnings backed by organic growth, geographic expansion and margin improvement. Technip Energies capitalized on the renewable/sustainable energy transition in Europe, building out LNG terminals and blue ammonia projects. Loomis AB had impressive results, benefitting from its legacy and Loomis Pay businesses.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE | January 30, 2019 (Commencement of Operations) through March 31, 2025

(Initial Investment of $100,000)

AVERAGE ANNUAL TOTAL RETURNS

	One Year	Five Year	Since Inception
Pear Tree Polaris International Opportunities Fund R6 Shares	0.27%	12.13%	5.94%
MSCI ACWI ex USA	6.65%	11.46%	6.78%

The preceding line graph shows the value of a hypothetical $100,000 investment in the Fund since inception.The Fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the Fund's investment strategy (Strategy Benchmark(s)). Market index returns do not include any deduction for expenses; Fund expenses have been deducted from Fund returns. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of Fund shares.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information visit www.peartreefunds.com/fund-documents/.

Key Fund Statistics

(as of March 31, 2025)

Total Net Assets	$63,297,671
Number of Holdings	61
Advisory Fee	$571,361
Portfolio Turnover	31%

What did the Fund invest in?

(as of March 31, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

China	10.4
France	10.0
Canada	8.4
Taiwan	8.2
Japan	7.3
United Kingdom	6.9
Switzerland	6.6
Italy	4.6
Germany	3.5
Brazil	3.1
Belgium	2.9
Thailand	2.7
Norway	2.6
South Africa	2.6
Singapore	2.4
Indonesia	2.2
Australia	2.1
Malaysia	1.8
Mexico	1.7
Hong Kong	1.3
India	1.2
Peru	1.1
South Korea	1.0
United States	0.9
Portugal	0.8
Finland	0.8
Sweden	0.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	4.1
Cranswick plc	3.9
Neurones S.A.	3.6
ALSO Holding AG	3.4
Alibaba Group Holding Ltd.	3.3
Equatorial Energia S.A.	3.1
D'Ieteren S.A.	2.9
EQB Inc.	2.8
Sparebanken Vest	2.6
Chailease Holding Co., Ltd.	2.5

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/. You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of International Opportunities Fund attributable to R6 Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.96 percent of International Opportunities Funds’ net assets attributable to R6 Shares. This expense reimbursement agreement only may be terminated with the approval of the Trustees.The Manager is not entitled to receive any recoupment of amounts it reimbursed the funds pursuant to these agreements.

The MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaims all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.peartreefunds.com/fund-documents/ for additional legal notices & disclaimers.

Item 2: Code of Ethics

As of the end of the period, March 31, 2025, Pear Tree Funds (the “Trust”) had adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. During the period covered by this report, the Registrant did not amend the code of ethics. During the period covered by this report, the Registrant did not grant a waiver to any person covered by the code of ethics from any provision of the code of ethics that relates to one or more of the items set forth in paragraph (b) of item 2 of Form N-CRS.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3: Audit Committee Financial Expert

The Registrant’s Trustees have determined that the Registrant has at least one audit committee financial expert serving on their audit committee. The audit committee financial expert, as defined in Instruction 2(b) of Item 3(a) of Form N-CSR, is Clinton S. Marshall. Mr. Marshall is “independent” for purposes of Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services

The Registrant engaged the services of Tait, Weller & Baker LLP (“TWB”), an Independent Registered Public Accounting Firm, to serve as the principal accountant for the audit of the Funds’ annual financial statements for the last two fiscal years.

(a)	Audit Fees: For each of the last two fiscal years, the aggregate fees billed for professional services rendered by TWB for the audit of the Registrant’s annual financial statements were 2025: $140,000; and 2024: $ 139,250.

(b)	Audit Related Fees: Not applicable

(c)	Tax Fees: For each of the last two fiscal years, the aggregate fees billed for professional services rendered by TWB for tax compliance, tax advice and tax planning were 2025: $ 21,400; and 2024: $ 21,300. Those services comprised review of the Registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as review of excise tax distribution calculations and identification and analysis of the passive foreign investment company status of foreign corporate equities.

(d)	All Other Fees: Not applicable

(e)	Pre-Approval Policies of the Audit Committee:

(1)	The Registrant’s Audit Committee has adopted a policy whereby audit and non-audit services performed by the Registrant’s principal accountant for the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50 percent of the hours expended on TWB’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than TWB’s full-time, permanent employees.

(g)	For each of the last two fiscal years, the aggregate fees billed by TWB for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, were 2025: $0; and 2024: $0.

(h)	All non-audit services rendered in (g) above were pre-approved by the Registrant’s Audit Committee. Accordingly, these services were considered by the Registrant’s Audit Committee in maintaining TWB’s independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Investments

(a)	The Schedule of Investments is incorporated by reference as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies under Item 7(a) of this Form.

(b)	Not applicable

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a-b) The Registrant’s Financial Statements required by Regulation S-X are as follows :

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

Common Stock — 98.5%

	Shares	Value
CONSUMER DISCRETIONARY — 8.7%
AUTOMOBILES — 1.4%
Winnebago Industries, Inc.	36,467	$1,256,653

DIVERSIFIED CONSUMER SERVICES — 3.6%
Laureate Education, Inc. (a)	68,600	1,402,870
Perdoceo Education Corporation	71,200	1,792,816
		3,195,686
SPECIALTY RETAIL — 2.4%
American Eagle Outfitters, Inc.	82,400	957,488
Buckle, Inc.	29,300	1,122,776
		2,080,264
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Crocs, Inc. (a)	11,010	1,169,262
TOTAL CONSUMER DISCRETIONARY		7,701,865

CONSUMER STAPLES — 6.4%
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.2%
Ingles Markets Inc.	56,283	3,665,712

FOOD PRODUCTS — 2.2%
Ingredion Incorporated	14,500	1,960,545
TOTAL CONSUMER STAPLES		5,626,257

ENERGY — 4.0%
ENERGY EQUIPMENT & SERVICES — 0.6%
NOV, Inc.	32,000	487,040

OIL, GAS & CONSUMABLE FUELS — 3.4%
CVR Energy, Inc.	67,000	1,299,800
Diamondback Energy, Inc.	10,670	1,705,919
		3,005,719
TOTAL ENERGY		3,492,759

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
FINANCIALS — 26.8%
BANKS — 22.4%
BOK Financial Corporation	18,164	$1,891,780
Colony Bankcorp, Inc.	122,079	1,971,576
Cullen/Frost Bankers, Inc.	15,300	1,915,560
Home Trust Bancshares, Inc.	62,700	2,149,356
International Bancshares Corporation	31,900	2,011,614
Northeast Bancorp	23,400	2,142,036
OFG Bancorp	46,700	1,868,934
South Plains Financial, Inc.	57,700	1,911,024
Southside Bancshares, Inc.	61,500	1,781,040
The Bank of N.T. Butterfield & Son Limited	54,600	2,125,032
		19,767,952
CONSUMER FINANCE — 2.2%
SLM Corporation	64,800	1,903,176

FINANCIAL SERVICES — 2.2%
EVERTEC Inc.	53,900	1,981,903
TOTAL FINANCIALS		23,653,031

HEALTH CARE — 5.7%
BIOTECHNOLOGY — 1.7%
Exelixis, Inc. (a)	42,100	1,554,332

PHARMACEUTICALS — 4.0%
Amphastar Pharmaceuticals, Inc. (a)	30,800	892,892
Harmony Biosciences Holdings, Inc. (a)	36,100	1,198,159
Supernus Pharmaceuticals, Inc. (a)	43,100	1,411,525
		3,502,576
TOTAL HEALTH CARE		5,056,908

INDUSTRIALS — 28.1%
AEROSPACE & DEFENSE — 1.2%
V2X, Inc. (a)	21,400	1,049,670

BUILDING PRODUCTS — 3.2%
Carlisle Companies Incorporated	3,500	1,191,750
Tecnoglass, Inc.	22,500	1,609,875
		2,801,625

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Ennis, Inc.	86,800	1,743,812

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
ELECTRICAL EQUIPMENT — 2.3%
Acuity Brands, Inc.	4,700	$1,237,745
Regal Rexnord Corporation	6,789	772,928
		2,010,673

GROUND TRANSPORTATION — 2.7%
Covenant Logistics Group, Inc,	106,400	2,362,080

MACHINERY — 2.7%
Allison Transmission Holdings, Inc.	13,600	1,301,112
Wabash National Corporation	97,800	1,080,690
		2,381,802
PROFESSIONAL SERVICES — 8.2%
Barrett Business Services, Inc.	49,800	2,049,270
CSG Systems International, Inc.	29,000	1,753,630
Kforce, Inc.	22,894	1,119,288
Maximus Inc.	12,700	866,013
Science Applications International Corporation	12,900	1,448,283
		7,236,484
TRADING COMPANIES & DISTRIBUTORS — 5.8%
Air Lease Corporation	37,900	1,830,949
Applied Industrial Technologies, Inc.	7,000	1,577,380
DNOW Inc.(a)	101,700	1,737,036
		5,145,365
TOTAL INDUSTRIALS		24,731,511

INFORMATION TECHNOLOGY — 6.7%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Arrow Electronics, Inc. (a)	12,700	1,318,641
ePlus, Inc. (a)	27,600	1,684,428
Kimball Electronics, Inc. (a)	15,500	254,975
		3,258,044
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
MKS Instruments, Inc.	11,400	913,710

SOFTWARE — 2.0%
Progress Software Corporation	34,600	1,782,246
TOTAL INFORMATION TECHNOLOGY		5,954,000

MATERIALS -6.8%
CHEMICALS — 2.0%
Cabot Corporation	20,973	1,743,695

CONSTRUCTION MATERIALS — 1.7%
Eagle Materials Inc.	7,000	1,553,510

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
CONTAINERS & PACKAGING — 1.7%
Graphic Packaging Holding Co.	58,700	$1,523,852

METALS & MINING — 1.4%
Lundin Mining Corporation	148,400	1,202,212
TOTAL MATERIALS		6,023,269

REAL ESTATE — 5.3%
DIVERSIFIED REITS — 2.2%
Essential Properties Realty Trust, Inc.	60,700	1,981,248

HEALTH CARE REITS — 0.8%
Global Medical REIT Inc.	76,600	670,250

RETAIL REITS — 2.3%
Netstreit Corporation	125,600	1,990,760
TOTAL REAL ESTATE		4,642,258

TOTAL COMMON STOCK
(Cost $67,134,220)		86,881,858

Short Term Investments — 0.6%

	Par Value	Value
Money Market — 0.6%
UMB Money Market Special II, 4.25% (b)	$494,565	$494,565
(Cost $494,565)

TOTAL INVESTMENTS — 99.1%
(Cost $67,628,785)		87,376,423
OTHER ASSETS & LIABILITIES (NET) — 0.9%		779,611
NET ASSETS — 100%		$88,156,034

(a)	Non-income producing security

(b)	Interest rate reflects seven-day effective yield on March 31, 2025.

(c)	At March 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $68,233,022 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$22,620,439
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(3,477,038)
Net unrealized appreciation/(depreciation)	$19,143,401

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

Common Stock — 99.3%

	Shares	Value
COMMUNICATION SERVICES — 7.3%
INTERACTIVE MEDIA & SERVICES — 7.3%
Alphabet, Inc. Class A	74,775	$11,563,206
Meta Platforms, Inc.	20,398	11,756,591
		23,319,797
CONSUMER DISCRETIONARY — 9.7%
HOTELS, RESTAURANTS & LEISURE — 4.1%
Compass Group Plc (b)	246,599	8,194,485
Hilton Worldwide Holdings Inc.	21,528	4,898,696
		13,093,181
MULTILINE RETAIL — 2.4%
TJX Companies, Inc. (The)	60,979	7,427,242

RETAILING — 2.1%
Amazon.com, Inc. (a)	35,417	6,738,439

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	29,037	3,596,813

TOTAL CONSUMER DISCRETIONARY		30,855,675

CONSUMER STAPLES — 9.8%
BEVERAGES — 5.7%
Coca-Cola Company (The)	126,596	9,066,805
Constellation Brands, Inc.	33,603	6,166,823
Diageo plc (b)	27,376	2,868,731
		18,102,359
FOOD PRODUCTS — 1.6%
Nestle, S.A. (b)	51,280	5,187,998

HOUSEHOLD PRODUCTS — 2.5%
Unilever Plc (b)	131,046	7,803,789

TOTAL CONSUMER STAPLES		31,094,146

FINANCIALS — 4.4%
BANKS — 4.4%
U.S. Bancorp	164,211	6,932,988
Wells Fargo & Company	95,381	6,847,402
		13,780,390

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
HEALTH CARE — 26.5%
HEALTH CARE EQUIPMENT & SUPPLIES — 6.4%
Abbott Laboratories	83,166	$11,031,970
Intuitive Surgical, Inc. (a)	12,130	6,007,625
Thermo Fisher Scientific, Inc.	6,894	3,430,454
		20,470,049
HEALTH CARE PROVIDERS & SERVICES — 9.9%
CIGNA Corporation	18,581	6,113,149
Elevance Health Inc.	19,835	8,627,432
Quest Diagnostics Incorporated	26,199	4,432,871
UnitedHealth Group, Inc.	23,142	12,120,622
		31,294,074
PHARMACEUTICALS — 10.2%
Eli Lilly and Company	4,857	4,011,445
Haleon plc (b)	609,214	6,268,812
Johnson & Johnson	70,935	11,763,861
Merck & Co., Inc.	74,662	6,701,661
Roche Holding Ltd. (b)	87,787	3,612,435
		32,358,214
TOTAL HEALTH CARE		84,122,337

INDUSTRIALS — 5.1%
AEROSPACE & DEFENSE — 3.0%
Safran SA	36,183	9,458,075

MACHINERY — 2.1%
Otis Worldwide Corp.	64,397	6,645,771

TOTAL INDUSTRIALS		16,103,846

INFORMATION TECHNOLOGY — 36.5%
IT SERVICES — 21.0%
Accenture Plc	24,226	7,559,481
Amadeus IT Group, S.A. (b)	30,550	2,335,548
Microsoft Corporation	48,791	18,315,653
Oracle Corporation	75,639	10,575,089
salesforce.com, inc.	26,098	7,003,659
SAP AG (b)	35,933	9,645,855
Visa, Inc.	31,718	11,115,890
		66,551,175

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.7%
ASML Holding N.V.	4,073	$2,698,892
KLA-Tencor Corporation	5,324	3,619,255
Lam Research Corporation	85,696	6,230,099
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	50,739	8,422,674
Texas Instruments, Inc.	55,112	9,903,627
		30,874,547
SOFTWARE — 0.5%
Dassault Systèmes SE (b)	40,643	1,550,530

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.3%
Apple, Inc.	76,395	16,969,622

TOTAL INFORMATION TECHNOLOGY		115,945,874

TOTAL COMMON STOCK
(Cost $265,828,773)		315,222,065

Short Term Investments — 0.6%

Money Market — 0.6%	Par Value	Value
UMB Money Market Special II, 4.25% (c)	$2,079,526	$2,079,526
(Cost $2,079,526)

TOTAL INVESTMENTS — 99.9%
(Cost $267,908,299)		317,301,591
OTHER ASSETS & LIABILITIES (NET) — 0.1%		224,002
NET ASSETS — 100%		$317,525,593

(a)	Non-Income producing security

(b)	ADR - American Depositary Receipts

(c)	Interest rate reflects seven-day effective yield on March 31, 2025.

(d)	At March 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $268,285,333 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$59,076,808
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(10,060,550)
Net unrealized appreciation/(depreciation)	$49,016,258

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

Common Stock — 96.6%

	Shares	Value
CHINA — 0.7%
CONSUMER DISCRETIONARY — 0.7%
BYD Company Limited (a)	2,385	$241,672

GERMANY — 8.0%
INDUSTRIALS — 3.2%
Kion Group AG (b)	27,546	1,139,568
INFORMATION TECHNOLOGY — 4.8%
Infineon Technologies AG	52,261	1,715,784

TOTAL GERMANY		2,855,352

IRELAND — 4.1%
INDUSTRIALS — 4.1%
Kingspan Group plc	18,282	1,464,258

JAPAN — 11.9%
INDUSTRIALS — 4.3%
Kurita Water Industries Ltd.	25,955	796,666
Yaskawa Electric Corporation	30,637	764,184
		1,560,850
INFORMATION TECHNOLOGY — 3.8%
Keyence Corporation	3,437	1,344,094
MATERIALS — 3.8%
Toray Industries, Inc.	201,853	1,371,423

TOTAL JAPAN		4,276,367

SWITZERLAND — 2.1%
INFORMATION TECHNOLOGY — 2.1%
Landis+Gyr Group AG	12,940	763,413

UNITED STATES — 69.8%
CONSUMER DISCRETIONARY — 1.4%
Rivian Automotive, Inc. (b)	38,563	480,110

FINANCIALS — 3.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,418	1,123,342

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
INDUSTRIALS — 38.2%
Advanced Drainage Systems, Inc.	10,909	$1,185,263
American Superconductor Corporation (b)	55,053	998,661
Chart Industries, Inc. (b)	6,782	979,050
Deere & Company	1,617	758,939
Energy Recovery, Inc. (b)	79,311	1,260,252
GE Vernova Inc. (b)	5,628	1,718,116
Generac Holdings Inc. (b)	8,077	1,022,952
Hubbell Incorporated	2,952	976,846
IDEX Corporation	6,485	1,173,590
Primoris Services Corporation	14,634	840,138
Valmont Industries, Inc.	6,241	1,780,994
Veralto Corporation	10,518	1,024,979
		13,719,780
INFORMATION TECHNOLOGY — 14.9%
Badger Meter, Inc.	10,822	2,058,886
Cognex Corporation	13,132	391,728
First Solar, Inc. (b)	10,099	1,276,816
Ouster, Inc.	37,580	337,468
Trimble Navigation Limited (b)	19,581	1,285,493
		5,350,391
MATERIALS — 5.2%
Aspen Aerogels, Inc. (b)	75,991	485,582
MP Materials Corp. (b)	57,004	1,391,468
		1,877,050
UTILITIES — 7.0%
NextEra Energy, Inc.	35,483	2,515,390

TOTAL UNITED STATES		25,066,063

TOTAL COMMON STOCK
(Cost $35,731,729)		34,667,125

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

Short Term Investments — 2.9%

	Par Value	Value
Money Market — 2.9%
UMB Money Market Special II, 4.25% (c)	$1,052,512	$1,052,512
(Cost $1,052,512)

TOTAL INVESTMENTS — 99.5%
(Cost $36,784,241)		35,719,637
OTHER ASSETS & LIABILITIES (Net) — 0.5%		165,941
NET ASSETS — 100%		$35,885,578

(a)	ADR - American Depositary Receipts

(b)	Non-income producing security.

(c)	Percentage rate reflects seven-day effective yield on March 31, 2025.

(d)	At March 31, 2025, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $37,006,066 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$4,184,017
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(5,470,447)
Net unrealized appreciation/(depreciation)	$(1,286,430)

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

Common Stock — 96.8%

	Shares	Value
BELGIUM — 1.1%
D’leteren S.A.	147,578	$25,329,601

CANADA — 8.0%
Canadian Tire Corporation	442,779	45,972,969
Lundin Mining Corporation	4,851,000	39,298,729
Magna International Inc.	889,696	30,233,469
Methanex Corporation	888,793	31,159,935
Open Text Corporation	1,286,301	32,459,148
		179,124,250
CHILE — 0.7%
LATAM Airlines Group	1,006,731,700	15,735,883

CHINA -2.1%
Vipshop Holdings Limited (a)	2,991,200	46,902,016

COLOMBIA — 0.5%
Tecnoglass, Inc.	162,500	11,626,875

FRANCE — 12.3%
Ipsos	327,941	14,756,991
Michelin (CGDE)	1,253,700	43,888,979
Publicis Groupe	455,147	42,643,606
Sanofi S.A.	393,300	43,297,835
Teleperformance SE	364,900	36,450,585
TotalEnergies SE	703,900	45,360,417
Vinci SA	381,398	47,911,630
		274,310,043
GERMANY — 9.8%
Daimler Truck Holding AG	1,112,200	44,593,718
Deutsche Telekom AG	1,356,293	50,132,152
flatexDegiro AG	988,400	22,622,808
Hannover Rueck SE	164,600	48,839,512
Muenchener Rueckversicherungs-Gesellschaft	80,930	50,911,246
		217,099,436

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
IRELAND — 4.9%
Greencore Group plc	9,546,268	$20,849,730
Jazz Pharmaceuticals plc (b)	362,000	44,942,300
Smurfit Westrock plc	978,946	44,111,307
		109,903,337
ITALY — 2.3%
Eni S.p.A.	2,961,300	45,734,141
Trevi Finanziaria Industriale SpA (b)	18,739,624	4,979,421
		50,713,562
JAPAN — 13.3%
Daicel Corporation	2,484,000	21,552,695
Itochu Corporation	940,900	43,420,830
KDDI Corporation	2,765,200	43,630,396
Macnica Fuji Electronics Holdings Inc.	569,100	7,331,625
Marubeni Corporation	2,721,600	43,306,454
Orix Corporation	2,036,000	41,988,926
Sony Group Corporation	1,861,300	46,862,341
Takeda Pharmaceutical Company Limited	1,630,700	48,122,771
		296,216,038
NETHERLANDS — 2.4%
Koninklijke Ahold Delhaize N.V.	1,403,200	52,381,283

NORWAY — 6.9%
DNB Bank ASA	2,004,130	52,411,347
SpareBank 1 SR-Bank ASA	2,702,668	43,459,421
Sparebanken Vest	1,241,314	16,213,543
Yara International ASA	1,379,100	41,354,542
		153,438,853
PUERTO RICO — 2.1%
Popular, Inc.	506,950	46,826,972

RUSSIA — 0.0%
ALROSA Company PJSC* (b)	41,136,300	4,854

SINGAPORE — 2.3%
United Overseas Bank Limited	1,843,447	52,240,827

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
SOUTH KOREA — 9.1%
F&F Co., Ltd.	225,000	$9,687,606
Kia Motors Corporation	556,800	34,901,623
LG Electronics, Inc.	600,000	31,456,706
Samsung Electronics Company Limited	1,115,733	43,795,835
Shinhan Financial Group Co., Limited	1,231,500	39,349,457
SK Hynix, Inc.	326,300	42,258,343
		201,449,570
SWEDEN — 3.9%
Duni AB	1,332,300	13,236,657
Loomis AB, Class B	785,619	31,784,209
SKF AB-B	2,077,800	41,824,488
		86,845,354
SWITZERLAND — 4.1%
Barry Callebaut AG	33,528	44,410,958
Novartis AG	417,650	46,183,178
		90,594,136
TAIWAN — 1.5%
Chailease Holding Co., Limited	9,578,000	33,462,781

THAILAND — 0.6%
TISCO Financial Group	4,804,500	14,020,501

UNITED KINGDOM — 8.9%
Inchcape plc	2,782,861	24,067,599
International Consolidated Airlines Group S.A.	11,018,500	37,093,388
Linde plc	96,744	45,047,876
Mondi plc	1,736,326	25,697,613
Next plc	351,650	50,316,771
Nomad Foods Limited	825,700	16,225,005
		198,448,252
TOTAL COMMON STOCK
(Cost $1,780,523,622)		2,156,674,424

Warrants — 0.0%
ITALY — 0.0%
Trevi Finanziaria Industriale SpA (b)	76,022	$16,423
(Cost $7,585,702)

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

Short Term Investments — 0.5%

	Par Value	Value
Money Market — 0.5%
UMB Money Market Special II, 4.25% (c)	$10,481,885	$10,481,885
(Cost $10,481,885)

TOTAL INVESTMENTS — 97.3%
(Cost $1,798,591,209)		2,167,172,732
OTHER ASSETS & LIABILITIES (NET) — 2.7%		59,518,912
NET ASSETS — 100%		$2,226,691,644

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds’ Trustees

(a)	ADR - American Depositary Receipts

(b)	Non-income producing security.

(c)	Interest rate reflects seven-day effective yield on March 31, 2025.

(d)	At March 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $1,812,480,440 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$570,412,121
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(215,719,829)
Net unrealized appreciation/(depreciation)	$354,692,292

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

Common Stock - 97.0%

	Shares	Value
BELGIUM — 2.9%
D’leteren SA	131,655	$22,596,651

BRAZIL — 3.0%
Equatorial Energia S.A.	4,088,005	22,839,213
Equatorial Energia S.A.(a)	14,621	81,686
		22,920,899
CANADA — 5.6%
EQB Inc.	373,227	25,293,241
goeasy Ltd.	174,357	18,282,470
		43,575,711
CHINA — 1.7%
China MeiDong Auto Holdings Limited	16,078,000	4,339,653
Xinhua Winshare Publishing and Media Co., Limited	6,160,500	8,519,849
		12,859,502
COLOMBIA — 3.1%
Tecnoglass, Inc.	339,564	24,295,804

DENMARK — 1.9%
Ringkjoebing Landbobank A/S	81,000	14,389,940

FRANCE — 11.5%
Amundi	219,700	17,086,196
Elis S.A.	752,098	16,686,210
Ipsos	185,600	8,351,799
Rubis	674,500	18,971,678
Sopra Steria	101,100	18,684,608
Technip Energies N.V.	282,700	9,203,476
		88,983,967
GERMANY — 4.0%
flatexDEGIRO AG	84,700	1,938,640
Krones AG	61,000	8,262,476
Sixt SE	247,825	21,187,458
		31,388,574
HONG KONG — 1.7%
Kingboard Laminates Holdings, Ltd.	5,147,500	5,927,998
VSTECS Holdings Limited	8,587,360	7,350,850
		13,278,848

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
INDONESIA — 0.4%
PT. Pakuwon Jati Tbk	170,495,300	$3,500,507

IRELAND — 2.1%
Glanbia plc	1,296,500	14,242,174
Greencore Group plc	921,700	2,013,058
		16,255,232
ITALY — 2.1%
De’Longhi SpA	505,636	16,636,069

JAPAN — 12.9%
Daicel Corporation	2,055,600	17,835,636
Dowa Holdings Co., Limited	402,400	12,456,263
Kanematsu Corporation	746,200	12,564,743
Kyudenko Corporation	561,000	18,044,737
Mizuho Leasing Company, Limited	1,352,000	9,429,825
Open House Group Co., Limited	450,700	16,790,489
Sankyu Inc.	311,800	12,785,593
		99,907,286
NETHERLANDS — 3.4%
Aalberts N.V.	522,803	17,618,766
Signify N.V.	415,700	8,953,400
		26,572,166
NORWAY — 6.8%
SpareBank Nord-Norge	735,389	9,925,067
Sparebank 1 Oestlandet	271,588	4,239,832
SpareBank 1 SMN	902,328	15,653,931
SpareBank 1 SR-Bank ASA	862,826	13,874,408
Sparebanken Vest	679,492	8,875,250
		52,568,488
PORTUGAL — 1.9%
Redes Energéticas Nacionais, SGPS, S.A.	4,848,005	14,374,350

SINGAPORE — 1.1%
Venture Corporation, Limited	963,400	8,852,013

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
SOUTH KOREA — 4.3%
Doosan Bobcat	181,800	$6,173,175
Fila Holding Corporation	163,300	4,208,649
Orion Corporation	87,300	6,989,929
Poongsan Corporation	371,300	15,633,684
		33,005,437
SPAIN — 0.6%
CIE Automotive	206,600	5,021,063

SWEDEN — 3.7%
Duni AB	249,247	2,476,317
Hexpol AB	1,864,800	16,243,741
Loomis AB, Class B	243,361	9,845,787
		28,565,845
TAIWAN — 3.6%
Primax Electronics Limited	3,347,800	8,358,787
Sanyang Motor Co., Limited	9,280,000	19,648,641
		28,007,428
THAILAND — 5.6%
Thanachart Capital PCL	15,374,600	22,546,392
TISCO Financial Group	7,118,600	20,773,512
		43,319,904
UNITED KINGDOM — 13.1%
Berkeley Group Holdings plc	198,093	9,164,390
Coats Group plc	5,811,700	5,926,479
Computacenter plc	727,200	22,941,484
Hikma Pharmaceuticals plc	616,300	15,504,953
Inchcape plc	1,958,309	16,936,453
OSB Group plc	2,224,017	12,321,519
QinetiQ	3,856,400	19,224,754
		102,020,032
TOTAL COMMON STOCK
(Cost $630,912,612)		752,895,716

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

Short Term Investments — 1.9%

	Par Value	Value
Money Market — 1.9%
UMB Money Market Special II, 4.25% (b)	$14,599,376	$14,599,376
(Cost $14,599,376)

TOTAL INVESTMENTS — 98.9%
(Cost $645,511,988)		767,495,092
OTHER ASSETS & LIABILITIES (NET) — 1.1%		8,785,929
NET ASSETS — 100%		$776,281,021

(a)	Net present value of expected future cash flows the Fund anticipates from this asset.

(b)	Interest rate reflects seven-day effective yield on March 31, 2025.

(c)	At March 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $651,765,676 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$156,598,149
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(40,868,733)
Net unrealized appreciation/(depreciation)	$115,729,416

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2025

Common Stock — 97.7%

	Shares	Value
AUSTRALIA — 2.1%
Macquarie Group Limited	10,812	$1,324,820

BELGIUM — 2.9%
D’Ieteren S.A.	10,700	1,836,498

BRAZIL — 3.1%
Equatorial Energia S.A.	349,269	1,951,326
Equatorial Energia S.A. (a)	1,248	6,972
		1,958,298
CANADA — 8.4%
Alimentation Couche-Tard Inc.	31,100	1,533,500
EQB Inc.	25,877	1,753,660
goeasy Ltd.	14,975	1,570,227
Lundin Mining Corporation	59,700	483,639
		5,341,026
CHINA — 10.4%
Alibaba Group Holding Ltd.	125,200	2,059,766
China MeiDong Auto Holdings Limited	2,950,000	796,242
Midea Group Co., Ltd.	131,600	1,424,576
Zhejiang Supor Co.	166,800	1,342,828
Zhongsheng Group Holdings	543,000	954,750
		6,578,162
FINLAND — 0.8%
Valmet OYJ	18,600	501,264

FRANCE — 10.0%
Capgemini SE	10,000	1,491,143
Ipsos	14,100	634,485
LVMH Moet Hennessy Louis Vuitton SE	1,295	799,689
Neurones S.A.	43,855	2,302,174
Sanofi S.A.	6,900	759,611
Teleperformance SE	3,700	369,600
		6,356,702
GERMANY — 3.5%
Bechtle AG	16,800	620,609
Sixt SE	18,400	1,573,083
		2,193,692

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
HONG KONG — 1.3%
Kingboard Laminates Holdings, Ltd.	330,000	$380,037
VSTECS Holdings Limited	510,000	436,564
		816,601
INDIA — 1.2%
Muthoot Finance Ltd.	26,494	738,630

INDONESIA — 2.2%
PT Bank Central Asia Tbk	1,034,100	530,788
PT Bank Rakyat Indonesia Tbk	3,480,646	851,245
		1,382,033
ITALY — 4.6%
SeSa S.p.A.	4,693	344,701
SOL S.p.A.	64,300	2,594,086
		2,938,787
JAPAN — 7.3%
FULLCAST HOLDINGS Co., Ltd.	68,400	719,952
JAC Recruitment Co., Ltd.	154,100	831,608
Kyudenko Corporation	15,100	485,696
NEXTAGE Co., Ltd.	121,400	1,228,288
Takeda Pharmaceutical Company Limited	22,200	655,133
Tri Chemical Laboratories Inc.	40,800	699,554
		4,620,231
MALAYSIA — 1.8%
Public Bank Bhd	676,400	673,733
Scientex Berhad	565,800	452,640
		1,126,373
MEXICO — 1.7%
Wal-Mart de Mexico, S.A.B. de C.V.	388,000	1,068,890

NORWAY — 2.6%
Sparebanken Vest	126,582	1,653,363

PERU — 1.1%
Credicorp Ltd.	3,600	670,176

PORTUGAL — 0.8%
Jerónimo Martins SGPS, SA	23,800	503,867

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

	Shares	Value
SINGAPORE — 2.4%
United Overseas Bank Limited	54,000	$1,530,288

SOUTH AFRICA — 2.6%
AVI Limited	206,174	993,882
FirstRand Limited	163,800	639,814
		1,633,696
SOUTH KOREA — 1.0%
Samsung Electronics Company Limited	15,545	610,187

SWEDEN — 0.6%
Knowit AB	27,158	410,948

SWITZERLAND — 6.6%
ALSO Holding AG	7,900	2,151,786
Barry Callebaut AG	1,110	1,470,298
Nestle S.A.	5,500	555,346
		4,177,430
TAIWAN — 8.2%
Chailease Holding Co., Ltd.	450,914	1,575,364
POYA International Co., Ltd.	55,680	801,597
Sanyang Motor Co., Ltd.	282,000	597,082
SINBON Electronics Co., Ltd.	150,300	1,152,062
Yageo Corporation	73,546	1,065,451
		5,191,556
THAILAND — 2.7%
Krungthai Card Public Company Limited	443,200	594,417
Muangthai Capital Public Company Limited	1,064,000	1,144,761
		1,739,178
UNITED KINGDOM — 6.9%
Computacenter plc	20,700	653,037
Cranswick plc	39,440	2,497,137
Games Workshop Group PLC	3,693	666,904
Oxford Instruments plc	25,449	565,023
		4,382,101
UNITED STATES — 0.9%
Euronet Worldwide, Inc. (b)	5,400	576,990

TOTAL COMMON STOCK
(Cost $56,506,564)		61,861,787

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2025

Short Term Investments — 2.3%

	Par Value	Value
Money Market — 2.3%
UMB Money Market Special II, 4.25% (c)	$1,455,009	$1,455,009
(Cost $1,455,009)

TOTAL INVESTMENTS — 100.0%
(Cost $57,961,573)		63,316,796
OTHER ASSETS & LIABILITIES (Net) — (0.0%)		(19,125)
NET ASSETS — 100%		$63,297,671

(a)	Net present value of expected future cash flows the Fund anticipates from this asset.

(b)	Non-income producing security.

(c)	Percentage rate reflects seven-day effective yield on March 31, 2025.

(d)	At March 31, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $58,189,414 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$9,335,555
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(4,208,173)
Net unrealized appreciation/(depreciation)	$5,127,382

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2025

			Environmental
	Small Cap	Quality	Opportunities
Assets:
Investments at value	$87,376,423	$317,301,591	$35,719,637
Foreign currency at value (Cost $0 for Small Cap, $0 for Quality and
$0 for Environmental Opportunities.)	–	–	–
Cash	–	–	–
Dividends and interest receivable	90,703	412,632	42,017
Foreign tax reclaims receivable	1,727	161,777	45,553
Receivable for investments sold	1,400,593	–	489,063
Receivable for shares of beneficial interest sold	96,847	58,826	–
Other Assets	14,595	7,924	–
Total Assets	$88,980,888	$317,942,750	$36,296,270

Liabilities:
Payable for investments purchased	$738,859	$–	$361,230
Payable for shares of beneficial interest repurchased	–	163,182	5,940
Payable for compensation of manager (Note 3)	56,591	166,336	22,961
Payable for distribution fees (Note 3)	4,737	23,249	106
Payable to custodian	9,456	10,377	7,729
Payable to transfer agent (Note 3)	4,723	22,080	1,326
Payable for foreign capital gain tax	–	–	–
Other accrued expenses and liabilities	10,488	31,933	11,400
Total Liabilities	$824,854	$417,157	$410,692
Net Assets	$88,156,034	$317,525,593	$35,885,578

Investments at cost	$67,628,785	$267,908,299	$36,784,241

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2025

			Environmental
	Small Cap	Quality	Opportunities
Components of Net Assets:
Shares of beneficial interest	$61,113,023	$238,234,216	$51,912,697
Total distributable earnings (loss)	27,043,011	79,291,377	(16,027,119)
Net Assets Applicable to Outstanding Shares	$88,156,034	$317,525,593	$35,885,578

Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$22,255,203	$105,915,617	$475,231
Shares Outstanding	847,230	4,753,345	39,461
Net asset value and redemption proceeds per share	$26.27	$22.28	$12.04
Institutional Shares
Net assets applicable to outstanding shares	$60,685,343	$202,782,642	$32,509,432
Shares Outstanding	1,826,749	7,897,696	2,646,250
Net asset value and redemption proceeds per share	$33.22	$25.68	$12.29
R6 Shares
Net assets applicable to outstanding shares	$5,215,488	$8,827,334	$2,900,915
Shares Outstanding	604,654	1,119,100	515,990
Net asset value and redemption proceeds per share	$8.63	$7.89	$5.62

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2025

		Foreign Value	International
	Foreign Value	Small Cap	Opportunities
Assets:
Investments at value	$2,167,172,732	$767,495,092	$63,316,796
Foreign currency at value (Cost $74 for Foreign Value, $1,011,601 for Foreign Value Small Cap and $31,736 for International Opportunities.)	74	1,008,490	31,907
Cash	–	–	–
Dividends and interest receivable	10,222,060	4,827,598	149,315
Foreign tax reclaims receivable	22,210,816	4,497,969	233,031
Receivable for investments sold	15,201,914	–	353,968
Receivable for shares of beneficial interest sold	25,245,250	165,815	50,169
Other Assets	23,568	–	8,088
Total Assets	$2,240,076,414	$777,994,964	$64,143,274

Liabilities:
Payable for investments purchased	$–	$–	$722,223
Payable for shares of beneficial interest repurchased	11,080,017	939,683	5,046
Payable for compensation of manager (Note 3)	1,820,697	605,930	41,917
Payable for distribution fees (Note 3)	50,390	9,776	2,447
Payable to custodian	102,801	45,524	11,210
Payable to transfer agent (Note 3)	93,683	26,731	2,351
Payable for foreign capital gain tax	–	–	36,967
Other accrued expenses and liabilities	237,182	86,299	23,442
Total Liabilities	$13,384,770	$1,713,943	$845,603
Net Assets	$2,226,691,644	$776,281,021	$63,297,671

Investments at cost	$1,798,591,209	$645,511,988	$57,961,573

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2025

		Foreign Value	International
	Foreign Value	Small Cap	Opportunities
Components of Net Assets:
Shares of beneficial interest	$1,920,497,242	$775,196,632	$96,119,253
Total distributable earnings (loss)	306,194,402	1,084,389	(32,821,582)
Net Assets Applicable to Outstanding Shares	$2,226,691,644	$776,281,021	$63,297,671

Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$230,188,259	$44,811,253	$11,180,224
Shares Outstanding	9,708,672	2,853,443	951,791
Net asset value and redemption proceeds per share	$23.71	$15.70	$11.75
Institutional Shares
Net assets applicable to outstanding shares	$1,628,533,723	$531,145,585	$24,879,193
Shares Outstanding	69,073,658	33,962,522	2,109,294
Net asset value and redemption proceeds per share	$23.58	$15.64	$11.80
R6 Shares
Net assets applicable to outstanding shares	$367,969,662	$200,324,183	$27,238,254
Shares Outstanding	33,026,298	18,265,323	2,309,632
Net asset value and redemption proceeds per share	$11.14	$10.97	$11.79

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2025

			Environmental
	Small Cap	Quality	Opportunities
Investment Income:
Dividends(a)	$1,933,283	$4,736,427	$428,893
Interest	72,196	84,877	75,148
Miscellaneous	–	–	–
Total Investment Income	$2,005,479	$4,821,304	$504,041
Expenses:
Compensation of manager (Note 3)	734,370	3,355,968	427,543
Distribution fees, Ordinary Shares (Note 3)	118,073	374,237	15,945
Administrative fees (Note 3)	26,209	96,286	13,765
Custodian and fund accounting fees	31,201	90,500	42,800
Regulatory and Compliance (Note 3)	6,424	23,511	3,395
Transfer agent fees (Note 3):
Ordinary Shares	76,906	241,659	10,321
Institutional Shares	70,610	296,446	61,464
R6 Shares	338	336	374
Audit and legal	6,201	37,655	2,461
Registration fees	38,812	55,402	39,211
Insurance	2,980	2,837	827
Compensation of trustees (Note 3)	3,850	14,080	2,024
Printing	2,552	21,788	3,440
Miscellaneous	1,015	16,364	2,658
Total expenses before waivers / reimbursements / reductions	1,119,541	4,627,069	626,228
Management Fee Waiver (Note 3)	–	(1,365,484)	–
Transfer Agent Fee Waiver Institutional Shares (Note3)	(51,264)	(219,982)	(45,569)
Manager Reimbursement / Reduction (Note 3)	(6,488)	(2,878)	(96,413)
Expenses, Net	$1,061,789	$3,038,725	$484,246
Net Investment income / (loss)	$943,690	$1,782,579	$19,795

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2025

			Environmental
	Small Cap	Quality	Opportunities
Realized and unrealized gain / (loss) on investments, foreign currency, and foreign translation:
Net realized gain / (loss) (Note 2) on:
Investments(b)	$9,766,050	$44,958,101	$(676,308)
Realized gain distribution from regulated investment company	–	–	–
Foreign denominated assets, liabilities, and currency	(1,686)	(803)	(2,572)
Change in unrealized appreciation / (depreciation) of:
Investments	(11,580,117)	(26,427,323)	(1,448,660)
Foreign denominated assets, liabilities, and currency	(169)	–	3,060
Net realized and unrealized gain / (loss) on investment and foreign currency	(1,815,922)	18,529,975	(2,124,480)
Net increase / (decrease) in net assets resulting from operations	$(872,232)	$20,312,554	$(2,104,685)

(a)	Dividends are net of foreign withholding taxes of $9,284 for Small Cap, $121,334 for Quality and $12,419 for Environmental Opportunities. Dividends are net of ADR Issuance Fees of $0 for Small Cap, $20,689 for Quality and $0 for Environmental Opportunities.

(b)	Net realized gains on investments are net of foreign withholding taxes of $0 for Small Cap, $0 for Quality and $0 for Environmental Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2025

		Foreign Value	International
	Foreign Value	Small Cap	Opportunities
Investment Income:
Dividends(a)	$92,501,880	$40,480,968	$2,859,433
Interest	1,810,817	1,089,935	99,471
Miscellaneous	–	–	–
Total Investment Income	$94,312,697	$41,570,903	$2,958,904
Expenses:
Compensation of manager (Note 3)	28,160,402	9,596,166	710,425
Distribution fees, Ordinary Shares (Note 3)	698,790	213,044	78,347
Administrative fees (Note 3)	835,154	285,501	23,586
Custodian and fund accounting fees	599,999	281,000	56,500
Regulatory and Compliance (Note 3)	201,788	68,991	5,671
Transfer agent fees (Note 3):
Ordinary Shares	450,745	137,291	50,770
Institutional Shares	3,399,059	986,840	34,250
R6 Shares	48,388	29,287	3,580
Audit and legal	456,089	162,684	21,426
Registration fees	112,942	90,634	50,700
Tax reclaim service fee	119,922	–	–
Insurance	26,019	16,906	1,807
Compensation of trustees (Note 3)	120,965	41,305	3,402
Printing	201,460	68,626	5,635
Miscellaneous	159,965	54,477	1,450
Total expenses before waivers / reimbursements / reductions	35,591,687	12,032,752	1,047,549
Management Fee Waiver (Note 3)	(2,816,040)	(959,617)	(78,936)
Transfer Agent Fee Waiver Institutional Shares (Note3)	(2,529,291)	(734,684)	(25,062)
Manager Reimbursement / Reduction (Note 3)	(294,550)	–	(60,128)
Expenses, Net	$29,951,806	$10,338,451	$883,423
Net Investment income / (loss)	$64,360,891	$31,232,452	$2,075,481

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2025

		Foreign Value	International
	Foreign Value	Small Cap	Opportunities
Realized and unrealized gain / (loss) on investments, foreign currency, and foreign translation:
Net realized gain / (loss) (Note 2) on:
Investments(b)	$147,362,042	$(39,156,872)	$3,821,211
Realized gain distribution from regulated investment company	–	–	–
Foreign denominated assets, liabilities, and currency	(1,148,012)	(428,636)	(7,811)
Change in unrealized appreciation / (depreciation) of:
Investments	(161,664,643)	15,101,096	(5,795,028)
Foreign denominated assets, liabilities, and currency	353,492	166,083	8,199
Net change in deferred non-U.S.taxes	–	–	16,189
Net realized and unrealized gain / (loss) on investment and foreign currency	(15,097,121)	(24,318,329)	(1,957,240)
Net increase / (decrease) in net assets resulting from operations	$49,263,770	$6,914,123	$118,241

(a)	Dividends are net of foreign withholding taxes of $13,052,239 for Foreign Value, $5,110,801 for Foreign Value Small Cap and $402,245 for International Opportunities. Dividends are net of ADR Issuance Fees of $2,799 for Foreign Value, $0 for Foreign Value Small Cap and $0 for International Opportunities.

(b)	Net realized gains on investments are net of foreign withholding taxes of $0 for Foreign Value, ($5,802) for Foreign Value Small Cap and $58,538 for International Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$943,690	$845,349
Net realized gain / (loss) on investments, foreign
denominated assets, liabilities, and currency	9,764,364	696,100
Unrealized appreciation / (depreciation) of investments,
foreign denominated assets, liabilities, and currency	(11,580,286)	14,164,101
Net increase / (decrease) from operations	$(872,232)	$15,705,550
Distributions to shareholders
Ordinary shares	$(759,623)	$(612,079)
Institutional shares	(2,274,925)	(121,643)
R6 Shares	(486,571)	–
Total distributions to shareholders	$(3,521,119)	$(733,722)
Capital Stock Transactions
Shares sold
Ordinary Shares	$2,738,307	$2,667,850
Institutional Shares	63,255,876 *	1,987,167
R6 Shares	5,429,307 *	–
Distributions reinvested
Ordinary Shares	728,548	453,013
Institutional Shares	2,269,858	121,338
R6 Shares	486,570	–
Shares redeemed
Ordinary Shares	(55,383,378)	(9,439,340)
Institutional Shares	(15,098,011)	(809,373)
R6 Shares	(9,479)	–

Net increase (decrease) from capital stock transactions	$4,417,598	$(5,019,345)

Net Increase / (Decrease) in Net Assets	$24,247	$9,952,483
Net Assets Beginning of Year	88,131,787	78,179,304

Net Assets End of Year	$88,156,034	$88,131,787

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	101,484	109,350
Institutional Shares	1,771,691	64,685
R6 Shares	553,010	–
Distributions reinvested
Ordinary Shares	25,881	17,892
Institutional Shares	63,850	3,804
R6 Shares	52,716	–
Shares redeemed
Ordinary Shares	(1,964,758)	(389,145)
Institutional Shares	(424,972)	(27,394)
R6 Shares	(1,072)	–
Increase (Decrease) in Shares Outstanding	177,830	(220,808)

*	Includes adjustments to capital due to large exchange between classes for: Intstitutional: ($8,435) R6 $8,435

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$1,782,579	$1,378,839
Net realized gain / (loss) on investments, foreign
denominated assets, liabilities, and currency	44,957,298	15,747,588
Unrealized appreciation / (depreciation) of
investments, foreign denominated assets,
liabilities, and currency	(26,427,323)	52,735,469
Net increase / (decrease) from operations	$20,312,554	$69,861,896
Distributions to shareholders
Ordinary shares	$(8,924,908)	$(6,695,035)
Institutional shares	(17,022,885)	(4,696,152)
R6 Shares	(1,115,306)	–
Total distributions to shareholders	$(27,063,099)	$(11,391,187)
Capital Stock Transactions
Shares sold
Ordinary Shares	$30,744,569 *	$55,454,982
Institutional Shares	123,744,976	79,115,880
R6 Shares	9,151,578	–
Distributions reinvested
Ordinary Shares	8,525,241	5,218,198
Institutional Shares	16,652,978	4,575,483
R6 Shares	1,115,306	–
Shares redeemed
Ordinary Shares	(119,124,692)	(30,185,647)
Institutional Shares	(69,877,702)	(36,516,103)
R6 Shares	(53,357)	–

Net increase (decrease) from capital stock transactions	$878,897	$77,662,793

Net Increase / (Decrease) in Net Assets	$(5,871,648)	$136,133,502
Net Assets Beginning of Year	323,397,241	187,263,739

Net Assets End of Year	$317,525,593	$323,397,241

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	1,305,862	2,716,052
Institutional Shares	4,456,079	3,412,767
R6 Shares	988,617	–
Distributions reinvested
Ordinary Shares	370,341	256,675
Institutional Shares	628,415	197,304
R6 Shares	137,015	–
Shares redeemed
Ordinary Shares	(4,906,225)	(1,478,874)
Institutional Shares	(2,599,731)	(1,549,392)
R6 Shares	(6,532)	–
Increase (Decrease) in Shares Outstanding	373,841	3,554,532

*	Includes contributions to capital from investment managers/brokers for: Ordinary $52

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$19,795	$(64,867)
Net realized gain / (loss) on investments, foreign
denominated assets, liabilities, and currency	(678,880)	(8,976,860)
Unrealized appreciation / (depreciation) of
investments, foreign denominated assets,
liabilities, currency and deferred non-U.S. taxes	(1,445,600)	2,177,417
Net increase / (decrease) from operations	$(2,104,685)	$(6,864,310)
Distributions to shareholders
Ordinary shares	$–	$–
Institutional shares	–	–
R6 Shares	–	–
Total distributions to shareholders	$–	$–
Capital Stock Transactions
Shares sold
Ordinary Shares	$569,697 *	$1,829,537
Institutional Shares	27,042,767	8,510,062
R6 Shares	173,458	1,287,907
Distributions reinvested
Ordinary Shares	–	–
Institutional Shares	–	–
R6 Shares	–	–
Shares redeemed
Ordinary Shares	(12,083,458)	(740,099)
Institutional Shares	(23,126,496)	(31,291,688)
R6 Shares	(46,833)	(94,514)

Net increase (decrease) from capital stock transactions	$(7,470,865)	$(20,498,795)

Net Increase / (Decrease) in Net Assets	$(9,575,550)	$(27,363,105)
Net Assets Beginning of Year	45,461,128	72,824,233

Net Assets End of Year	$35,885,578	$45,461,128

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	41,703	150,028
Institutional Shares	1,908,879	649,240
R6 Shares	27,312	236,577
Distributions reinvested
Ordinary Shares	–	–
Institutional Shares	–	–
R6 Shares	–	–
Shares redeemed
Ordinary Shares	(859,273)	(58,493)
Institutional Shares	(1,707,175)	(2,501,493)
R6 Shares	(7,239)	(16,601)
Increase (Decrease) in Shares Outstanding	(595,793)	(1,540,742)

*	Includes contributions to capital from investment managers/brokers for: Ordinary $1,787

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$64,360,891	$73,199,861
Net realized gain / (loss) on investments, foreign
denominated assets, liabilities, and currency	146,214,030	100,368,701
Unrealized appreciation / (depreciation) of
investments, foreign denominated assets,
liabilities, currency and deferred non-U.S. taxes	(161,311,151)	255,181,536
Net increase / (decrease) from operations	$49,263,770	$428,750,098
Distributions to shareholders
Ordinary shares	$(4,473,979)	$(6,293,154)
Institutional shares	(47,030,599)	(52,692,664)
R6 Shares	(20,421,786)	(22,546,318)
Total distributions to shareholders	$(71,926,364)	$(81,532,136)
Capital Stock Transactions
Shares sold
Ordinary Shares	$8,305,848	$6,298,707
Institutional Shares	299,591,556 *	239,517,996
R6 Shares	24,182,494 *	32,162,117
Distributions reinvested
Ordinary Shares	4,383,452	5,667,074
Institutional Shares	42,012,581	46,847,543
R6 Shares	15,492,152	17,827,096
Shares redeemed
Ordinary Shares	(111,375,136)	(76,006,272)
Institutional Shares	(1,014,398,645)	(577,253,914)
R6 Shares	(119,756,450)	(117,335,058)

Net increase (decrease) from capital stock transactions	$(851,562,148)	$(422,274,711)

Net Increase / (Decrease) in Net Assets	$(874,224,742)	$(75,056,749)
Net Assets Beginning of Year	3,100,916,386	3,175,973,135

Net Assets End of Year	$2,226,691,644	$3,100,916,386

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	345,811	285,448
Institutional Shares	12,601,358	10,976,493
R6 Shares	2,134,810	3,002,621
Distributions reinvested
Ordinary Shares	191,334	251,423
Institutional Shares	1,845,895	2,089,543
R6 Shares	1,441,130	1,640,027
Shares redeemed
Ordinary Shares	(4,592,998)	(3,455,811)
Institutional Shares	(42,702,048)	(26,448,007)
R6 Shares	(10,482,686)	(10,881,046)
Increase (Decrease) in Shares Outstanding	(39,217,394)	(22,539,309)

*	Includes contributions to capital from investment managers/brokers for: Institutional $2,557 and R6 $2

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$31,232,452	$23,423,042
Net realized gain / (loss) on investments, foreign
denominated assets, liabilities, and currency	(39,585,508)	6,561,997
Unrealized appreciation / (depreciation) of
investments, foreign denominated assets,
liabilities, currency and deferred non-U.S. taxes	15,267,179	104,208,875
Net increase / (decrease) from operations	$6,914,123	$134,193,914
Distributions to shareholders
Ordinary shares	$(1,277,815)	$(2,653,810)
Institutional shares	(18,680,088)	(15,576,021)
R6 Shares	(11,767,102)	(7,937,962)
Total distributions to shareholders	$(31,725,005)	$(26,167,793)
Capital Stock Transactions
Shares sold
Ordinary Shares	$6,577,522 *	$10,790,936
Institutional Shares	136,972,745 *	84,268,660
R6 Shares	49,628,415	74,416,117
Distributions reinvested
Ordinary Shares	1,240,034	2,046,690
Institutional Shares	17,388,847	14,421,353
R6 Shares	10,222,484	7,089,169
Shares redeemed
Ordinary Shares	(88,258,671)	(33,211,846)
Institutional Shares	(242,887,637)	(144,681,516)
R6 Shares	(112,935,630)	(100,617,184)

Net increase (decrease) from capital stock transactions	$(222,051,891)	$(85,477,621)

Net Increase / (Decrease) in Net Assets	$(246,862,773)	$22,548,500
Net Assets Beginning of Year	1,023,143,794	1,000,595,294

Net Assets End of Year	$776,281,021	$1,023,143,794

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	413,009	733,944
Institutional Shares	8,432,971	5,668,690
R6 Shares	4,363,828	6,984,681
Distributions reinvested
Ordinary Shares	82,121	134,828
Institutional Shares	1,157,713	951,277
R6 Shares	970,796	657,622
Shares redeemed
Ordinary Shares	(5,415,046)	(2,240,398)
Institutional Shares	(15,381,038)	(9,754,232)
R6 Shares	(10,389,739)	(9,893,492)
Increase (Decrease) in Shares Outstanding	(15,765,385)	(6,757,080)

*	Includes contributions to capital from investment managers/brokers for: Ordinary $3 and Institutional $13

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$2,075,481	$756,306
Net realized gain / (loss) on investments, foreign
denominated assets, liabilities, and currency	3,813,400	1,001,173
Unrealized appreciation / (depreciation) of
investments, foreign denominated assets, liabilities,
currency and deferred non-U.S. taxes.	(5,770,640)	8,391,562
Net increase / (decrease) from operations	$118,241	$10,149,041
Distributions to shareholders
Ordinary shares	$(203,377)	$(73,193)
Institutional shares	(1,080,359)	(53,709)
R6 Shares	(844,874)	(339,271)
Total distributions to shareholders	$(2,128,610)	$(466,173)
Capital Stock Transactions
Shares sold
Ordinary Shares	$1,493,961	$380,621
Institutional Shares	37,120,602 **	387,810
R6 Shares	1,530,390	257,702
Shares issued in the Reorganization***
Ordinary Shares	–	53,765,215 *
Institutional Shares	–	3,911,386 *
R6 Shares	–	627,632 *
Distributions reinvested
Ordinary Shares	188,992	47,442
Institutional Shares	1,074,067	53,405
R6 Shares	844,874	339,272
Shares redeemed
Ordinary Shares	(46,086,025)	(7,992,472)
Institutional Shares	(17,794,327)	(1,646,077)
R6 Shares	(265,802)	(670,120)

Net increase (decrease) from capital stock transactions	$(21,893,268)	$49,461,816

Net Increase / (Decrease) in Net Assets	$(23,903,637)	$59,144,684
Net Assets Beginning of Year	87,201,308	28,056,624

Net Assets End of Year	$63,297,671	$87,201,308

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
Share Transactions
Shares sold
Ordinary Shares	126,406	32,911
Institutional Shares	2,947,787	32,323
R6 Shares	123,797	21,515
Shares issued in the Reorganization***
Ordinary Shares	–	5,187,990
Institutional Shares	–	373,552
R6 Shares	–	59,865
Distributions reinvested
Ordinary Shares	16,363	3,986
Institutional Shares	92,752	4,949
R6 Shares	72,960	31,851
Shares redeemed
Ordinary Shares	(3,736,066)	(687,891)
Institutional Shares	(1,495,524)	(137,740)
R 6 Shares	(22,659)	(56,034)
Increase (Decrease) in Shares Outstanding	(1,874,184)	4,867,277

*	Includes allocation of unrealized depreciation in the amount of ($121,015) for Ordinary Shares, ($15,713) for Institutional Shares and ($50,958) for R6 Shares.

**	Includes contributions to capital from investment managers/brokers for: Institutional $29

***	Shares issued in connection with the reorganization of Pear Tree Axiom Emerging Markets World Equity Fund into International Opportunities Fund on November 1, 2023.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.46	$22.87	$26.02	$27.43	$15.45
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.25	0.24	0.20	0.17	0.14
Net realized and unrealized gain / (loss) on securities	(0.56)	4.57	(1.05)	0.63	12.00
Total from Investment Operations	(0.31)	4.81	(0.85)	0.80	12.14
Less Distributions:
Dividends from net investment income	(0.10)	(0.22)	(0.10)	(0.15)	(0.16)
Distributions from realized capital gains	(0.78)	—	(2.20)	(2.06)	—
Total Distributions	(0.88)	(0.22)	(2.30)	(2.21)	(0.16)
Net Asset Value, End of Period	$26.27	$27.46	$22.87	$26.02	$27.43
Total Return	(1.33)%	21.12%	(3.39)%	2.89%	78.75%
Net Assets, End of Period (000’s)	$22,255	$73,718	$67,389	$75,159	$86,880
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.33%	1.36%	1.35%	1.33%	1.37%
Net	1.33%	1.36%	1.35%	1.33%	1.37%
Ratio of net investment income (loss) to average net assets(c)	0.90%	1.00%	0.85%	0.61%	0.66%
Portfolio Turnover	49%	12%	30%	23%	33%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
		Years Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.63	$28.77	$32.10	$33.32	$18.73
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.41	0.42	0.36	0.32	0.26
Net realized and unrealized gain / (loss) on securities	(0.66)	5.75	(1.30)	0.78	14.57
Total from Investment Operations	(0.25)	6.17	(0.94)	1.10	14.83
Less Distributions:
Dividends from net investment income	(0.38)	(0.31)	(0.19)	(0.26)	(0.24)
Distributions from realized capital gains	(0.78)	—	(2.20)	(2.06)	—
Total Distributions	(1.16)	(0.31)	(2.39)	(2.32)	(0.24)
Net Asset Value, End of Period	$33.22	$34.63	$28.77	$32.10	$33.32
Total Return	(0.94)%	21.53%	(3.02)%	3.27%	79.43%
Net Assets, End of Period (000’s)	$60,685	$14,414	$10,790	$9,055	$8,792
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.11%	1.12%	1.10%	1.08%	1.12%
Net	0.97%	1.00%	0.98%	0.96%	1.00%
Ratio of net investment income (loss) to average net assets (b)(c)	1.17%	1.40%	1.21%	0.97%	1.04%
Portfolio Turnover	49%	12%	30%	23%	33%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Commencement of
	Operations to the
	Five Months Ended
	March 31, 2025(1)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.04
Net realized and unrealized gain / (loss) on securities	(0.25)
Total from Investment Operations	(0.21)
Less Distributions:
Dividends from net investment income	(0.38)
Distributions from realized capital gains	(0.78)
Total Distributions	(1.16)
Net Asset Value, End of Period	$8.63
Total Return	(2.80	)%(2)
Net Assets, End of Period (000’s)	$5,216
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	0.98	%(3)
Net	0.95	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	1.11	%(3)
Portfolio Turnover	49%

(1)	Commenced operations November 1, 2024

(2)	Not Annualized

(3)	Annualized

(a)	Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Ratios of expenses to average net assets:

-	Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Does not include expenses of the investment companies in which the Fund invests,

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
		Years Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.83	$18.19	$21.11	$21.14	$15.06
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.08	0.08	0.08	0.06	0.10
Net realized and unrealized gain / (loss) on securities	1.33	5.46	(0.57)	2.35	7.55
Total from Investment Operations	1.41	5.54	(0.49)	2.41	7.65
Less Distributions:
Dividends from net investment income	(0.04)	(0.07)	(0.08)	(0.05)	(0.10)
Distributions from realized capital gains	(1.92)	(0.83)	(2.35)	(2.39)	(1.47)
Total Distributions	(1.96)	(0.90)	(2.43)	(2.44)	(1.57)
Net Asset Value, End of Period	$22.28	$22.83	$18.19	$21.11	$21.14
Total Return	5.88%	31.08%	(1.78)%	10.66%	51.83%
Net Assets, End of Period (000’s)	$105,916	$182,282	$118,065	$130,244	$137,485
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.52%	1.52%	1.51%	1.50%	1.52%
Net	1.11%	1.14%	1.19%	1.16%	1.22%
Ratio of net investment income (loss) to average net assets(b)(c)	0.33%	0.40%	0.44%	0.24%	0.53%
Portfolio Turnover	30%	23%	34%	31%	41%

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
		Years Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.07	$20.64	$23.59	$23.39	$16.53
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.19	0.18	0.17	0.16	0.20
Net realized and unrealized gain / (loss) on securities	1.52	6.22	(0.62)	2.60	8.30
Total from Investment Operations	1.71	6.40	(0.45)	2.76	8.50
Less Distributions:
Dividends from net investment income	(0.18)	(0.14)	(0.15)	(0.17)	(0.17)
Distributions from realized capital gains	(1.92)	(0.83)	(2.35)	(2.39)	(1.47)
Total Distributions	(2.10)	(0.97)	(2.50)	(2.56)	(1.64)
Net Asset Value, End of Period	$25.68	$26.07	$20.64	$23.59	$23.39
Total Return	6.30%	31.58%	(1.38)%	11.09%	52.42%
Net Assets, End of Period (000’s)	$202,783	$141,115	$69,199	$64,418	$46,891
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.27%	1.27%	1.26%	1.25%	1.27%
Net	0.74%	0.77%	0.79%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets(b)(c)	0.69%	0.77%	0.84%	0.62%	0.92%
Portfolio Turnover	30%	23%	34%	31%	41%

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Commencement of
	Operations to the
	Five Months Ended
	March 31, 2025(1)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.03
Net realized and unrealized gain / (loss) on securities	(0.03)
Total from Investment Operations	(0.00)
Less Distributions:
Dividends from net investment income	(0.19)
Distributions from realized capital gains	(1.92)
Total Distributions	(2.11)
Net Asset Value, End of Period	$7.89
Total Return	(0.70	)%(2)
Net Assets, End of Period (000’s)	$8,827
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.13	%(3)
Net	0.64	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	0.91	%(3)
Portfolio Turnover	30%

(1)	Commenced operations November 1, 2024

(2)	Not Annualized

(3)	Annualized

(a)	Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Ratios of expenses to average net assets:

-	Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,			Seven Months Ended March 31,		Years Ended August 31,**
	2025	2024	2023	2022(1)		2021	2020
Net Asset Value, Beginning of Period	$12.72	$13.87	$16.13	$20.12		$12.63	$10.05
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.01)	(0.04)	(0.07)	(0.09)		(0.06)	(0.06)
Net realized and unrealized gain /
(loss) on securities	(0.67)	(1.11)	(2.19)	(2.69)		7.83	2.64
Total from Investment Operations	(0.68)	(1.15)	(2.26)	(2.78)		7.77	2.58
Less Distributions:
Dividends from net investment income	—	—	—	—		—	—
Distributions from realized capital gains	—	—	0.00 (2)	(1.21)		(0.28)	—
Total Distributions	—	—	0.00 (2)	(1.21)		(0.28)	—
Net Asset Value, End of Period	$12.04	$12.72	$13.87	$16.13		$20.12	$12.63
Total Return	(5.35)%	(8.29)%	(14.01)%	(14.67	)%(4)	61.95%	25.67%
Net Assets, End of Period (000’s)	$475	$10,904	$10,615	$9,601		$263	$44
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.55%	1.51%	1.58%	2.11	%(3)	1.55%	2.66%
Net	1.24%	1.24%	1.23%	1.24	%(3)	1.24%	1.24%
Ratio of net investment income (loss) to
average net assets(b)(c)	(0.10)%	(0.31)%	(0.47)%	(0.99	)%(3)	(0.80)%	(0.63)%
Portfolio Turnover	60%	47%	31%	9%		41%	37%

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,			Seven Months Ended March 31,		Years Ended August 31,**
	2025	2024	2023	2022(1)		2021	2020
Net Asset Value, Beginning of Period	$12.94	$14.07	$16.32	$20.32		$12.72	$10.10
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.01	(0.01)	(0.03)	(0.08)		(0.07)	(0.03)
Net realized and unrealized gain /
(loss) on securities	(0.66)	(1.12)	(2.22)	(2.71)		7.95	2.65
Total from Investment Operations	(0.65)	(1.13)	(2.25)	(2.79)		7.88	2.62
Less Distributions:
Dividends from net investment income	—	—	—	—		—	—
Distributions from realized capital gains	—	—	0.00 (2)	(1.21)		(0.28)	—
Total Distributions	—	—	0.00 (2)	(1.21)		(0.28)	—
Net Asset Value, End of Period	$12.29	$12.94	$14.07	$16.32		$20.32	$12.72
Total Return	(5.02)%	(8.03)%	(13.78)%	(14.57	)%(4)	62.39%	25.94%
Net Assets, End of Period (000’s)	$32,509	$31,623	$60,435	$66,215		$66,561	$22,494
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.29%	1.25%	1.33%	2.30	%(3)	1.30%	2.41%
Net	0.99%	0.99%	0.98%	0.99	%(3)	0.99%	0.99%
Ratio of net investment income (loss) to
average net assets (b)(c)	0.06%	(0.06)%	(0.22)%	(0.77	)%(3)	(0.55)%	(0.37)%
Portfolio Turnover	60%	47%	31%	9%		41%	37%

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Years Ended March 31,			Commencement of Operations to the Seven Months Ended
	2025	2024	2023	March 31, 2022(1)
Net Asset Value, Beginning of Period	$5.92	$6.43	$7.46	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.01	—	(0.01)	(0.03)
Net realized and unrealized gain / (loss) on securities	(0.31)	(0.51)	(1.02)	(1.30)
Total from Investment Operations	(0.30)	(0.51)	(1.03)	(1.33)
Less Distributions:
Dividends from net investment income	—	—	—	—
Distributions from realized capital gains	—	—	0.00 (2)	(1.21)
Total Distributions	—	—	0.00 (2)	(1.21)
Net Asset Value, End of Period	$5.62	$5.92	$6.43	$7.46
Total Return	(5.07)%	(7.93)%	(13.80)%	(15.00	)%(4)
Net Assets, End of Period (000’s)	$2,901	$2,934	$1,774	$1,293
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.14%	1.12%	1.18%	2.08	%(3)
Net	0.94%	0.95%	0.93%	0.95	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	0.13%	(0.00)%	(0.17)%	(0.71	)(3)
Portfolio Turnover	60%	47%	31%	9%

(1)	Commenced operations September 1, 2021

(2)	Rounds to less than $0.005 per share

(3)	Annualized

(4)	Not Annualized

(a)	Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Ratios of expenses to average net assets:

-	Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Does not include expenses of the investment companies in which the Fund invests,

**	Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,
	2025	2024	2023		2022		2021
Net Asset Value, Beginning of Period	$23.86	$21.21	$22.68		$24.33		$14.83
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.48	0.45	0.40		0.35		0.23
Net realized and unrealized gain / (loss) on securities	(0.19)	2.64	(1.57)		(1.76)		9.62
Total from Investment Operations	0.29	3.09	(1.17)		(1.41)		9.85
Less Distributions:
Dividends from net investment income	(0.44)	(0.44)	(0.30)		(0.24)		(0.35)
Distributions from realized capital gains	—	—	—		—		—
Total Distributions	(0.44)	(0.44)	(0.30)		(0.24)		(0.35)
Net Asset Value, End of Period	$23.71	$23.86	$21.21		$22.68		$24.33
Total Return	1.27%	14.66%	(5.10)%		(5.84)%		66.76%
Net Assets, End of Period (000’s)	$230,188	$328,464	$353,812		$424,110		$524,972
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.51%	1.52%		1.50%		1.50%
Net	1.41%	1.41%	1.42	%(f)	1.40	%(e)	1.40%
Ratio of net investment income (loss) to average net
assets(b)(c)	1.99%	2.07%	2.00%		1.45%		1.18%
Portfolio Turnover	18%	21%	15%		19%		23%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,
	2025	2024	2023		2022		2021
Net Asset Value, Beginning of Period	$23.76	$21.12	$22.59		$24.25		$14.78
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.55	0.53	0.48		0.44		0.31
Net realized and unrealized gain / (loss)
on securities	(0.18)	2.63	(1.57)		(1.76)		9.60
Total from Investment Operations	0.37	3.16	(1.09)		(1.32)		9.91
Less Distributions:
Dividends from net investment income	(0.55)	(0.52)	(0.38)		(0.34)		(0.44)
Distributions from realized capital gains	—	—	—		—		—
Total Distributions	(0.55)	(0.52)	(0.38)		(0.34)		(0.44)
Net Asset Value, End of Period	$23.58	$23.76	$21.12		$22.59		$24.25
Total Return	1.64%	15.12%	(4.74)%		(5.51)%		67.42%
Net Assets, End of Period (000’s)	$1,628,534	$2,312,374	$2,338,037		$3,199,601		$2,962,171
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.26%	1.27%		1.26%		1.25%
Net	1.04%	1.04%	1.05	%(f)	1.04	%(e)	1.03%
Ratio of net investment income (loss) to
average net assets(b)(c)	2.30%	2.42%	2.41%		1.84%		1.56%
Portfolio Turnover	18%	21%	15%		19%		23%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Years Ended March 31,
	2025	2024	2023		2022		2021
Net Asset Value, Beginning of Period	$11.52	$10.49	$11.42		$12.43		$7.72
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.28	0.27	0.25		0.24		0.17
Net realized and unrealized gain / (loss) on
securities	(0.10)	1.29	(0.80)		(0.91)		4.98
Total from Investment Operations	0.18	1.56	(0.55)		(0.67)		5.15
Less Distributions:
Dividends from net investment income	(0.56)	(0.53)	(0.38)		(0.34)		(0.44)
Distributions from realized capital gains	—	—	—		—		—
Total Distributions	(0.56)	(0.53)	(0.38)		(0.34)		(0.44)
Net Asset Value, End of Period	$11.14	$11.52	$10.49		$11.42		$12.43
Total Return	1.74%	15.17%	(4.58)%		(5.46)%		67.52%
Net Assets, End of Period (000’s)	$367,970	$460,078	$484,124		$700,956		$676,695
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.11%	1.11%	1.12%		1.10%		1.10%
Net	0.94%	0.94%	0.95	%(f)	0.95	%(e)	0.94%
Ratio of net investment income (loss) to average
net assets(b)(c)	2.41%	2.51%	2.45%		1.90%		1.66%
Portfolio Turnover	18%	21%	15%		19%		23%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Ratios of expenses to average net assets:

-	Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Does not include expenses of the investment companies in which the Fund invests.

(e)	Ratio (Net) would have been 1.39% for Ordinary, 1.03% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

(f)	Ratio (Net) would have been 1.41% for Ordinary, 1.04% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.97	$14.21	$15.76	$16.54	$10.07
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.47	0.31	0.29	0.20	0.12
Net realized and unrealized gain / (loss) on securities	(0.37)	1.78	(1.26)	(0.63)	6.88
Total from Investment Operations	0.10	2.09	(0.97)	(0.43)	7.00
Less Distributions:
Dividends from net investment income	(0.37)	(0.33)	(0.58)	(0.15)	(0.53)
Distributions from realized capital gains	—	—	—	(0.20)	—
Total Distributions	(0.37)	(0.33)	(0.58)	(0.35)	(0.53)
Net Asset Value, End of Period	$15.70	$15.97	$14.21	$15.76	$16.54
Total Return	0.72%	14.81%	(5.95)%	(2.72)%	70.25%
Net Assets, End of Period (000’s)	$44,811	$124,102	$129,983	$170,731	$194,665
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.52%	1.52%	1.52%	1.51%	1.53%
Net	1.42%	1.42%	1.42%	1.41%	1.43%
Ratio of net investment income (loss) to average net assets(b)(c)	2.90%	2.07%	2.09%	1.15%	0.90%
Portfolio Turnover	13%	21%	18%	29%	35%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.96	$14.21	$15.77	$16.54	$10.07
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.53	0.36	0.35	0.25	0.17
Net realized and unrealized gain / (loss) on securities	(0.36)	1.78	(1.28)	(0.61)	6.88
Total from Investment Operations	0.17	2.14	(0.93)	(0.36)	7.05
Less Distributions:
Dividends from net investment income	(0.49)	(0.39)	(0.63)	(0.21)	(0.58)
Distributions from realized capital gains	—	—	—	(0.20)	—
Total Distributions	(0.49)	(0.39)	(0.63)	(0.41)	(0.58)
Net Asset Value, End of Period	$15.64	$15.96	$14.21	$15.77	$16.54
Total Return	1.18%	15.20%	(5.65)%	(2.29)%	70.84%
Net Assets, End of Period (000’s)	$531,146	$634,476	$609,581	$753,426	$625,221
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.27%	1.27%	1.27%	1.26%	1.28%
Net	1.05%	1.05%	1.05%	1.04%	1.06%
Ratio of net investment income (loss) to average net assets(b)(c)	3.28%	2.42%	2.50%	1.49%	1.27%
Portfolio Turnover	13%	21%	18%	29%	35%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Years Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.34	$10.21	$11.53	$12.20	$7.53
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.38	0.27	0.25	0.17	0.13
Net realized and unrealized gain / (loss) on securities	(0.26)	1.25	(0.93)	(0.43)	5.12
Total from Investment Operations	0.12	1.52	(0.68)	(0.26)	5.25
Less Distributions:
Dividends from net investment income	(0.49)	(0.39)	(0.64)	(0.21)	(0.58)
Distributions from realized capital gains	—	—	—	(0.20)	—
Total Distributions	(0.49)	(0.39)	(0.64)	(0.41)	(0.58)
Net Asset Value, End of Period	$10.97	$11.34	$10.21	$11.53	$12.20
Total Return	1.27%	15.13%	(5.59)%	(2.23)%	70.90%
Net Assets, End of Period (000’s)	$200,324	$264,566	$261,031	$259,496	$129,822
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.12%	1.12%	1.12%	1.12%	1.13%
Net	1.02%	1.02%	1.02%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets(b)(c)	3.30%	2.52%	2.53%	1.35%	1.32%
Portfolio Turnover	13%	21%	18%	29%	35%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests,

(d)	Ratios of expenses to average net assets:

-	Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Years Ended March 31,
	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$11.98	$11.68		$12.69	$13.95	$7.98
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.29	0.11		0.17	0.10	0.01
Net realized and unrealized gain / (loss) on securities	(0.32)	0.31		(1.03)	0.23	6.05
Total from Investment Operations	(0.03)	0.42		(0.86)	0.33	6.06
Less Distributions:
Dividends from net investment income	(0.20)	(0.12)		(0.15)	(0.16)	—
Distributions from realized capital gains	—	—		—	(1.43)	(0.09)
Total Distributions	(0.20)	(0.12)		(0.15)	(1.59)	(0.09)
Net Asset Value, End of Period	$11.75	$11.98		$11.68	$12.69	$13.95
Total Return	(0.20)%	3.70%		(6.69)%	1.90%	76.07%
Net Assets, End of Period (000’s)	$11,180	$54,438		$95	$131	$86
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.81%		1.60%	1.63%	1.62%
Net	1.41%	1.71	%(e)	1.60%	1.63%	1.62%
Ratio of net investment income (loss) to average net assets(b)(c)	2.39%	0.90%		1.56%	0.72%	0.12%
Portfolio Turnover	31%	38%		57%	51%	55%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Years Ended March 31,
	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$12.13	$11.81		$12.83	$14.06	$8.02
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.34	0.20		0.22	0.18	0.06
Net realized and unrealized gain / (loss) on securities	(0.29)	0.28		(1.04)	0.21	6.07
Total from Investment Operations	0.05	0.48		(0.82)	0.39	6.13
Less Distributions:
Dividends from net investment income	(0.38)	(0.16)		(0.20)	(0.19)	—
Distributions from realized capital gains	—	—		—	(1.43)	(0.09)
Total Distributions	(0.38)	(0.16)		(0.20)	(1.62)	(0.09)
Net Asset Value, End of Period	$11.80	$12.13		$11.81	$12.83	$14.06
Total Return	0.43%	4.24%		(6.32)%	2.37%	76.56%
Net Assets, End of Period (000’s)	$24,879	$6,843		$3,438	$3,682	$12,314
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.30%	1.57%		1.38%	1.34%	1.37%
Net	0.87%	1.30	%(e)	1.26%	1.22%	1.25%
Ratio of net investment income (loss) to average net assets(b)(c)	2.83%	1.62%		1.94%	1.21%	0.49%
Portfolio Turnover	31%	38%		57%	51%	55%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Years Ended March 31,
	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$12.14	$11.80		$12.82	$14.07	$8.02
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.33	0.22		0.22	0.15	0.06
Net realized and unrealized gain / (loss) on securities	(0.30)	0.28		(1.04)	0.23	6.08
Total from Investment Operations	0.03	0.50		(0.82)	0.38	6.14
Less Distributions:
Dividends from net investment income	(0.38)	(0.16)		(0.20)	(0.20)	—
Distributions from realized capital gains	—	—		—	(1.43)	(0.09)
Total Distributions	(0.38)	(0.16)		(0.20)	(1.63)	(0.09)
Net Asset Value, End of Period	$11.79	$12.14		$11.80	$12.82	$14.07
Total Return	0.27%	4.45%		(6.30)%	2.25%	76.69%
Net Assets, End of Period (000’s)	$27,239	$25,920		$24,524	$22,121	$11,490
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.13%	1.44%		1.23%	1.29%	1.22%
Net	0.97%	1.23	%(e)	1.23%	1.29%	1.22%
Ratio of net investment income (loss) to average net assets(b)(c)	2.75%	1.88%		1.99%	1.11%	0.51%
Portfolio Turnover	31%	38%		57%	51%	55%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)	Ratios of expenses to average net assets:

-	Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-	Does not include expenses of the investment companies in which the Fund invests.

(e)	Ratio (net) would have been 1.57% for Ordinary, 1.16% for Institutional and 1.09% for R6 if the Fund did not incur Proxy Expenses in connection with the Reorganization of Pear Tree Axiom Emerging Markets World Equity Fund.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1. Organization of the Trust

Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2025, the Trust currently has six separate series (each a “Fund” and collectively the “Funds”), offering shares of beneficial interest, each Fund having its own investment objective and principal strategy.

As of March 31, 2025, there were the following Funds and their corresponding investment objectives:

Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.

Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.

Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities”), which seeks long-term growth of capital.

Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term capital growth and income.

Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term capital growth and income.

Pear Tree Polaris International Opportunities Fund (“International Opportunities”), which seeks long-term capital appreciation.

Each of the Funds is a “diversified company,” within the meaning of the 1940 Act, other than Quality, which is a “non-diversified company.”

As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

The Trustees of the Trust (the ‘Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidations. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund. During the period covered by these financial statements, each Fund offered Ordinary shares and Institutional shares. R6 Shares were offered only by Environmental Opportunities, Foreign Value, Foreign Value Small Cap and International Opportunities. Beginning November 1, 2024, Small Cap and Quality began offering R6 Shares.

At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, compounding the Fund’s susceptibility to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than similar investments in

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

the U.S. market or another developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

Operating Segments

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as the Portfolios’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers. The financial information in the form of the Funds’ schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/ or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell Fund shares. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

·	Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·	Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·	Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

Valuation Inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2025:

		Significant
	Quoted Prices	Other	Significant	Market
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	March 31, 2025
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock *	$82,239,600	$—	$—	$82,239,600
Real Estate Investment Trusts	4,642,258	—	—	4,642,258
Short Term Investments	494,565	—	—	494,565
Total	$87,376,423	$—	$—	$87,376,423

Quality
Common Stock *	$255,734,395	$—	$—	$255,734,395
Depository Receipts	59,487,670	—	—	59,487,670
Short Term Investments	2,079,526	—	—	2,079,526
Total	$317,301,591	$—	$—	$317,301,591

Environmental Opportunities
Common Stock *	$33,302,111	$—	$—	$33,302,111
Depository Receipts	241,672	—	—	241,672
Real Estate Investment Trusts	1,123,342	—	—	1,123,342
Short Term Investments	1,052,512	—	—	1,052,512
Total	$35,719,637	$—	$—	$35,719,637

Foreign Value
Common Stock *	$2,043,506,226	$66,261,328	$4,854	$2,109,772,408
Depository Receipts	46,902,016			46,902,016
Warrants	16,423	—	—	16,423
Short Term Investments	10,481,885	—	—	10,481,885
Total	$2,100,906,550	$66,261,328	$4,854	$2,167,172,732

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

		Significant
	Quoted Prices	Other	Significant	Market
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	March 31, 2025
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock *	$697,141,606	$55,754,110	$—	$752,895,716
Short Term Investments	14,599,376	—	—	14,599,376
Total	$711,740,982	$55,754,110	$—	$767,495,092

International Opportunities
Common Stock *	$55,338,313	$6,523,474	$—	$61,861,787
Short Term Investments	1,455,009	$—	$—	$1,455,009
Total	$56,793,322	$6,523,474	$—	$63,316,796

At March 31, 2025 there was one Level 3 security held by Foreign Value. No Level 3 securities were held in Small Cap, Quality, Environmental Opportunities, Foreign Value Small Cap or International Opportunities. The following is a reconciliation of the Level 3 assets for which unobservable inputs were used to determine fair value for Foreign Value at March 31, 2025

Foreign Value
Common Stock
Balances as of 03/31/2024	$ 4,444
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	410
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balances as of 03/31/2025	$ 4,854

*	Refer to Schedule of Investments for breakout by industry or country.

•	Transfers between Levels are recognized at the end of the reporting period.

•	At March 31, 2025 Environmental Opportunities transferred $2,535,204 out of Level 2 into Level 1, Foreign Value transferred $52,240,827 out of Level 1 into Level 2 and $189,481,281 out of Level 2 into Level 1. Foreign Value Small Cap Fund transferred $12,434,206 out of Level 1 into Level 2 and $71,318,275 out of Level 2 into Level 1 and International Opportunities transferred $3,657,923 out of Level 1 into Level 2 and $4,634,323 out of Level 2 into Level 1.

All transfers from Level 1 to Level 2 were exchange pricing due to closure of market trading on foreign exchanges. All transfers from Level 2 to Level 1were exchange pricing as a result of the recommencement of market trading on foreign exchanges. Small Cap and Quality Funds had no transfers.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

*	For each of Small Cap, Quality and Environmental Opportunities no common stock was labeled as Level 2 as of March 31, 2025. For Foreign Value, Foreign Value Small Cap and International Opportunities, the aggregate market values of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries:

	Foreign	Foreign Value	International
	Value	Small Cap	Opportunities
Banks	$66,261,328	$43,319,904	$3,506,738
Chemicals	—	—	452,640
Diversified Financial Services	—	—	2,557,124
Electric Utilities	—	81,686	6,972
Electronic Equipment, Instruments &
Components	—	8,852,013	—
Real Estate Management & Development	—	3,500,507	—
	$66,261,328	$55,754,110	$6,523,474

*	Market Value of common stock labeled as Level 3 in Foreign Value consists of the market value of common stock labeled as Level 3 in the following industries:

Foreign Value
Metals & Mining	$4,854
$4,854

No other Fund held common stock labeled as Level 3 as of March 31, 2025.

*	The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025;

Impact to
Valuation from
	Fair Value	Valuation	Unobservable		a Decrease
Common Stock	March 31, 2025	Methodologies	Input(1)	Range	in Input(2)
		Market	Comparability
Foreign Value	$4,854	Comparable	Adjustment	100%	Decrease

1.	In determining certain of these inputs, management evaluates a variety of factors, including economic conditions, industry and market developments, and company specific developments.

2.	This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.

Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financials were issued. There were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.

Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Reverse Repurchase Agreements

When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the collateral remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy. At March 31,2025, there were no outstanding Reverse Repurchase Agreements.

Counterparty Credit Risk

Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, a Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although each Fund expects to enter into transactions only with counterparties believed by the Fund’s investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

Foreign Currency Transactions

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values. At March 31, 2025 there were no outstanding Forward Foreign Currency Contracts.

Spot Foreign Currency Contracts

Certain Funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although, these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.

At March 31, 2025, there were no outstanding Spot Foreign Currency Contracts.

Securities Lending

During the period covered by this report, no Fund lent any of its securities and the Funds currently are not participating in a securities lending program.

Allocations of Trust Expenses

Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributed to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent and fund administration fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)

Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day.

Distributions to Shareholders

Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, with the exception of certain fee waivers and expense Reimbursement Agreements, as well as certain class-specific expenses. Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.

3. Management Fees, Advisory Fees and Other Affiliate Transactions

Management Fees

The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets and Environmental Opportunities and International Opportunities, for which there is an annual rate of 0.90 percent of the average daily total net assets.

Since March 31,2017 and most recently extended to July 31, 2025, the Manager has agreed, with respect to Foreign Value and Foreign Value Small Cap, to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. On and before July 31, 2025 each waiver arrangement only may be terminated by the Trustees in their sole discretion.

Since December 1, 2013, and most recently extended to July 31, 2025, the Manager has agreed to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of $125 million. On or before July 31, 2025, this arrangement only may be terminated by the Trustees in their sole discretion.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

Since August 1, 2023 and most recently extended to July 31, 2025, the Manager has contractually agreed to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to International Opportunities such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of International Opportunities would be calculated using an annual rate of 0.80 percent of International Opportunities’ net assets. This fee waiver only may be terminated by the Trustees in their sole discretion.

In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap Fund to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the year ended March 31, 2025, aggregate management fees inclusive of fee waivers and reimbursements,from all Funds were $37,304,340, as disclosed on the Statement of Operations.

Since November 15, 2019, and most recently extended to July 31, 2025, the Manager has agreed to reimburse the Foreign Value Fund R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.94%. Reimbursed expenses do not include amounts paid to a third party to assist in reclaiming EU tax overpayments made by the Fund. On and before July 31,2025 this arrangement only may be terminated by the Trustees in their sole discretion.

Since August 1, 2023 and most recently extended through July 31, 2025, the Manager has contractually agreed to reimburse International Opportunities with respect to Institutional Shares for a portion of International Opportunities’ expenses attributable to Institutional Shares in an amount equal to 0.10 percent per annum, provided that the amount of such reimbursement for such year shall not exceed the amount of the portion of International Opportunities’ adjusted “Annual Fund Operating Expenses” attributable to Institutional Shares for that year, Adjusted “Annual Fund Operating Expenses” for a year means all International Opportunities operating expenses for the year, other than management fees, distribution and services fees, AFFE and extraordinary expenses. This fee waiver only may be terminated by the Trustees in their sole discretion.

Since August 1, 2023 and most recently extended through July 31, 2025, the Manager also has contractually agreed to reimburse such portion of the expenses of International Opportunities Fund attributable to R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to R6 Shares. This expense reimbursement agreement only may be terminated by the Trustees in their sole discretion. Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of International Opportunities Fund attributable to each of Institutional and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to Institutional Shares and 0.96 percent of International Opportunities Fund’s net assets attributable to R6 Shares, respectively. On and before October 31, 2025, this arrangement only may be terminated by the Trustees in their sole discretion.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

Since June 1, 2020, and most recently extended to July 31, 2025, the Manager has agreed to reimburse the Pear Tree Quality Fund Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.79%. On and before July 31,2025 this arrangement only may be terminated by the Trustees in their sole discretion.

Since September 1, 2021, and most recently extended to July 31, 2025, the Manager has agreed to reimburse the Environmental Opportunities Fund Ordinary Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 1.24%, Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99%, and R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.95%. On and before July 31,2025 this arrangement only may be terminated by the Trustees in their sole discretion.

Effective November 1, 2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of Small Cap Fund attributable to each of Institutional Shares and R6 Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/ or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of Small Cap Fund’s net assets attributable to Institutional Shares and 0.96 percent of Small Cap Fund’s net assets attributable to R6 Shares. On and before October 31, 2025, this arrangement only may be terminated by the Trustees in their sole discretion.

Effective November 1,2024 through October 31, 2025, the Manager has contractually agreed to reimburse such portion of the expenses of Quality Fund attributable to R6 Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/ or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.64 percent of Quality Fund’s net assets attributable to R6 Shares. On and before October 31, 2025, this arrangement only may be terminated by the Trustees in their sole discretion.

Except with respect to Environmental Opportunities Fund, neither the Manager nor any Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager and/or Sub-Adviser. With respect to Environmental Opportunities Fund, the Sub-Adviser to that fund had an agreement with a predecessor fund to Environmental Opportunities Fund whereby the Sub-Adviser, in its capacity as the investment manager to the predecessor fund, could during a 3-year period recoup amounts from the Fund not to exceed the amounts waived by the Sub-Adviser or reimbursed by the Sub-Adviser to the predecessor fund, subject to certain conditions. As of August 31, 2024, the Sub-Adviser had not received any amounts as recoupment from Environmental Opportunities Fund, and its right to recoup amounts from that fund expired.

Sub-Advisory Fees

The Manager has entered into sub-advisory contracts with the following sub-advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Chartwell Investment Partners, LLC (Quality), Essex Investment Management Company, LLC (Environmental Opportunities) and Polaris Capital Management, LLC (Small Cap, Foreign Value, Foreign Value Small Cap and International Opportunities).

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

For services rendered, the Manager pays to the Sub-Advisers of a Fund a sub-advisory fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the year ended March 31, 2025, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:

Small Cap	0.25% of the first $100 million and

0.30% of amounts in excess of $100 million but less than

$200 million and

0.325% of amounts in excess of $200 million of average

daily total net assets

Quality	A fee equal to the flat annual rate of $90,000

Environmental Opportunities	0.38% of the average daily total net assets

Foreign Value	0.35% of the first $35 million and

0.40% of amounts in excess of $35 million but less than

$200 million and

0.50% of assets in excess of $200 million of average daily

total net assets

Foreign Value Small Cap	0.35% of the first $35 million and

0.40% of amounts in excess of $35 million but less than

$200 million and

0.50% of amounts in excess of $200 million of average

daily total net assets.

International Opportunities	0.30% of the first $35 million and

0.35% of amounts in excess of $35 million but less than

$200 million and

0.45% of amounts in excess of $200 million of average

daily total net assets.

As of March 31,2017 and most recently extended through July 31, 2025, the Sub-Adviser to each of Foreign Value, Foreign Value Small Cap, and International Opportunities has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:

Foreign Value	0.30% of the first $35 million and

0.35% of amounts in excess of $35 million but less than $200 million and

0.45% of amounts in excess of $200 million of average daily total net assets

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

Foreign Value Small Cap	0.30% of the first $35 million and

0.35% of amounts in excess of $35 million but less than $200 million and

0.45% of amounts in excess of $200 million of average daily total net assets.

International Opportunities	0.25% of the first $35 million and

0.30% of amounts in excess of $35 million but less than $200 million and

0.40% of amounts in excess of $200 million of average daily total net assets.

This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated by the Trustees in their sole discretion.

Distribution Fees, including Fees under 12b-1 Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.

Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.

During the year ended March 31, 2025, the aggregate 12b-1 distribution fees of the Funds were $1,498,436, as disclosed on the Statement of Operations.

Transfer Agent Fees

Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement provides that with respect to Ordinary Shares and Institutional Shares, base fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out-of-pocket expenses.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:

March 31,2017 through July 31,2025 for Small Cap, Foreign Value, Foreign Value Small Cap.

June 1,2017 through July 31,2025 for Quality.

January 1,2019 through July 31,2025 for International Opportunities.

September 1,2021 through July 31,2025 for Environmental Opportunities.

Prior to July 31,2025 these arrangements only may be terminated by the Trustees in their sole discretion.

During the year ended March 31, 2025, the aggregate amount of transfer agent fees paid by the Funds, inclusive of fee waivers, were $2,292,812, as disclosed on the Statement of Operations.

Fund Administration Fees

Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the year ended March 31, 2025, the aggregate amount of fees paid by all Funds pursuant to this agreement was $1,280,501, as disclosed on the Statement of Operations.

The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the year ended March 31, 2025, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $309,780.

Custody and Fund Accounting

UMB Fund Services, LLC serves as a fund administrator of each Fund. UMB Bank, n.a., serves as the custodian of each Fund’s assets.

To the knowledge of the Trust, neither UMB Fund Services, LLC nor UMB Bank n.a. is affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds. For the year ended March 31, 2025, there were no custody credits.

Trustees’ Fees

For the year ended March 31, 2025, each Trustee who was not an “interested person” of the Trust, each, an “Independent Trustee”, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $55,000, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional fees for such period in the aggregate amount of $3,000. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

4. Purchases and Sales

During the year ended March 31, 2025, purchases of investment securities, other than U.S. Government obligations and short-term investments for Small Cap, Quality, Environmental Opportunities, Foreign Value, Foreign Value Small Cap, and International Opportunities, were $47,379,251, $99,553,876, $26,880,904, $500,511,033, $117,353,190, and $23,980,099, respectively. Sales of such securities for the Funds were $44,077,643, $122,864,454, $34,915,606, $1,378,168,260, $329,768,389, and $46,693,163, respectively.

5. Contingent Liability

For the period April 1, 2023 to July 31, 2023, the Trust maintained a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium for that policy was allocated among the Funds and the Transfer Agent. Additionally, the Funds had committed $54,174 in cash (i.e., “reserve premium”) to ICI Mutual, with each Fund’s pro rata portion recorded as an asset. Such reserve premium was held by ICI Mutual. This reserve premium will be refunded by August 1, 2028.

Beginning August 1, 2023, the Trust has maintained a joint fidelity bond with the Transfer Agent through Hartford Fire Insurance Company. The annual premium for that policy currently is allocated among the Funds and the Transfer Agent.

6. Concentration of Risk

The relatively large investments from time to time of Foreign Value, Foreign Value Small Cap, and International Opportunities in countries with limited or developing capital markets may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.

7. Federal Income Taxes

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (“IRC”), applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

Certain Funds had capital loss carryovers at March 31, 2025. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.

	March 31, 2025
	Capital Loss
	Carry Forward	Capital Loss	Capital Loss
	due to Merger	Short Term	Long Term
	Subject to	No Expiration	No Expiration	Total
	Limitation	Short Term	Long Term	Capital Loss
Small Cap	$—	$—	$—	$—
Quality	—	—	—	—
Environmental Opportunities	—	(5,286,180)	(9,475,956)	(14,762,136)
Foreign Value	—	(110,832,460)	—	(110,832,460)
Foreign Value Small Cap	—	(22,447,653)	(95,202,441)	(117,650,094)
International Opportunities*	(20,794,022)	(15,937,205)	(1,384,085)	(38,115,312)

*	International Opportunities Fund’s acquired losses are subject to an annual IRC section 382 limit of $- 766,783.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed each Fund’s tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2022-2024, or expected to be taken in the Fund’s 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.

The primary differences between book and tax appreciation or depreciation of investments consist of wash sale loss deferrals, return of capital distributions by real estate investment trusts (“REITs”), mark-to-market valuation on passive foreign investment companies (“PFICs”) held and foreign capital gains taxes accrued.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

The net tax appreciation/(depreciation) in the table below includes unrealized tax gain/(loss) on foreign currency and investments.

	March 31, 2025
				Late Year
				Ordinary
				and Post
				October
		Undistributed		Capital		Net Tax
	Org	Ordinary	Undistributed	Loss	Capital Loss	Appreciation/
Portfolio	Cost	Income	Capital Gains	Deferrals	Carryover	(Depreciation)	Total
Small Cap	$—	$784,049	$7,115,704	$—	$—	$19,143,258	$27,043,011
Quality	—	313,384	29,961,735	—	—	49,016,258	79,291,377
Environmental
Opportunities	—	17,223	—	—	(14,759,257)	(1,285,085)	(16,027,119)
Foreign Value	—	63,208,320	—	—	(110,832,460)	353,818,542	306,194,402
Foreign Value
Small Cap	—	3,132,690	—	—	(117,650,094)	115,601,793	1,084,389
International
Opportunities	(25,529)	153,511	—	—	(38,115,312)	5,165,748	(32,821,582)

At March 31, 2025, the tax composition of dividends was as follows:

	Ordinary	Long-Term	Tax Return Of
Portfolio	Income	Capital Gains	Capital
Small Cap	$991,560	$2,529,559	$—
Quality	3,951,034	23,112,065	—
Environmental Opportunities	—	—	—
Foreign Value	71,926,365	—	—
Foreign Value Small Cap	31,725,005	—	—
International Opportunities	2,128,610	—	—

At March 31, 2024, the tax composition of dividends was as follows:

	Ordinary	Long-Term	Tax Return Of
Portfolio	Income	Capital Gains	Capital
Small Cap	$733,722	$—	$—
Quality	2,214,354	9,176,833	—
Environmental Opportunities	—	—	—
Foreign Value	81,532,136	—	—
Foreign Value Small Cap	26,167,793	—	—
International Opportunities	466,173	—	—

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

As of March 31, 2025, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2026 for tax purposes.

Late-Year
Portfolio	Ordinary Losses
Small Cap	$—
Quality	—
Environmental Opportunities	—
Foreign Value	—
Foreign Value Small Cap	—
International Opportunities	—

As of March 31, 2025, the following funds had post-October 2024 capital losses which are deferred until April 1, 2025 for tax purposes.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Post-October
Portfolio	Capital Losses
Small Cap	$—
Quality	—
Environmental Opportunities	—
Foreign Value	—
Foreign Value Small Cap	—
International Opportunities	—

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on a Fund’s net assets or a Fund’s net asset value per share. For the year ended March 31, 2025, permanent differences in book and tax accounting have been reclassified to shares of beneficial interest and distributable earnings for the Small Cap, Quality, Environmental Opportunities, Foreign Value, Foreign Value Small Cap and International Opportunities Funds for $2, $0, $0, $0, $0 and $0, respectively.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2025

Federal Tax Information (Unaudited)

Qualified
Dividend
Income
Percentage
Small Cap	92.24%
Quality	100.00%
Environmental Opportunities	0.00%
Foreign Value	100.00%
Foreign Value Small Cap	100.00%
International Opportunities	100.00%

The Funds may elect under IRC Section 853 to pass through foreign tax credits to its shareholders for the year ended March 31, 2025.

The total amount of foreign taxes that is expected to pass through to shareholders and the respective foreign source income are as follows:

	Foreign Tax	Foreign Source
	Credit	Income
Foreign Value	$9,617,660	$69,781,524
Foreign Value Small Cap	3,873,904	34,597,322
International Opportunities	358,376	2,412,717

PEAR TREE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of the

Pear Tree Funds

Lincoln, Massachusetts 01773

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Pear Tree Polaris Small Cap Fund, Pear Tree Quality Fund, Pear Tree Essex Environmental Opportunities Fund, Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund, and Pear Tree Polaris International Opportunities Fund (the “Funds”), each a series of the Pear Tree Funds (the “Trust”), including the schedules of investments, as of March 31, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2025, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting	Statement of	Statements of
Pear Tree Funds	operations	changes in net assets	Financial highlights
Pear Tree Polaris Small Cap Fund, Pear Tree Quality Fund, Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund, Pear Tree Polaris International Opportunities Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025

Pear Tree Essex Environmental Opportunities Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For the year ended August 31, 2021, for the seven-month period ended March 31, 2022, and for each of the three years in the period ended March 31, 2025

With respect to the Pear Tree Essex Environmental Opportunities Fund, the financial highlights for the year ended August 31, 2020, were audited by other auditors, whose report dated October 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

PEAR TREE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 22, 2025

This page intentionally left blank.

This page intentionally left blank.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

During the period covered by this report, Registrant did not make any change in or have any disagreements with accountants on any accounting or financial disclosure required by Item 304 of Regulation S-K.

Item 9: Proxy Disclosure for Open-End Management Investment Companies:

No matter was submitted during the period covered by this report to a vote of Registrant’s shareholders through the solicitation of proxies or otherwise.

Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The amounts of renumeration paid to Registrant’s Trustees and Chief Compliance Officer are incorporated by reference as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed as Item 7 herewith. During the reporting period, no compensation was paid by Registrant to a Trustee who was an “interested person” of Registrant, as such term is defined in the Investment Company Act of 1940, or to any other officer of the Registrant for his or her services to Registrant as a trustee or officer, for those services, such persons were compensated by the Manager, the Pear Tree Funds’s distributor, or other sources.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the Registrant’s Trustees.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

	(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

	(3)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)		A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
Principal Executive Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
Principal Executive Officer

Date: May 28, 2025

By:	/s/ Leon Okurowski
Leon Okurowski
Principal Financial Officer

Date: May 28, 2025